UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

(excluding NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund,
NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class A/MNEAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class A	$42	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.52%	14.86%	3.80%)
Class A Shares - Excluding sales charges		7.75%	18.41%	4.53%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class C/MNEKX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$81	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	6.26%	16.40%	3.73%)
Class C Shares - Excluding sales charges		7.26%	17.40%	3.73%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class I/MNELX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class I	$29	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	7.79%	18.61%	4.77%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class R3/MNERX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class R3	$60	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	7.60%	17.98%	4.15%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.60)%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	4.95%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	5.22%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
SIMPLE Class/MNEVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
SIMPLE Class	$55	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.54%	18.06%	3.32%)
Bloomberg U.S. Aggregate Bond Index[2]		5.31%%	10.55%%	(1.82)%%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%)%
Conservative Allocation Composite Index[5]		7.74%%	19.56%%	3.92%)%
Morningstar Moderately Conservative Allocation Category Average[6]		7.15%%	18.41%%	4.11%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$48,716,339%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	56.3%)
Equity Funds	41.6%)
Short-Term Investments	6.2%)
Other Assets, Less Liabilities	(4.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class A/VCRAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$69	1.28%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	7.71%	19.30%	3.76%	5.60%
Class A Shares - Excluding sales charges		13.98%	26.25%	5.00%	6.23%
MSCI World Index (Net)[2]		11.13%%	33.68%%	12.03%%	9.78%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	4.51%%	5.70%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	6.20%%	5.66%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class C/VCRCX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$112	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	12.52%	24.17%	4.17%	5.71%
Class C Shares - Excluding sales charges		13.52%	25.17%	4.17%	5.71%
MSCI World Index (Net)[2]		11.13%%	33.68%%	12.03%%	12.17%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	4.51%%	5.79%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	6.20%%	5.96%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class I/VCRIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$52	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	14.16%	26.62%	5.32%	6.55%
MSCI World Index (Net)[2]		11.13%%	33.68%%	12.03%%	9.78%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	4.51%%	5.70%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	6.20%%	5.66%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class R6/VCRQX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$50	0.92%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	2/24/2020	14.17%	26.67%	4.13%
MSCI World Index (Net)[2]		11.13%%	33.68%%	11.03%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	3.31%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	3.18%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Investor Class/VCRVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$74	1.37%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	8.24%	19.85%	2.44%
Investor Class Shares - Excluding sales charges		13.94%	26.15%	3.68%
MSCI World Index (Net)[2]		11.13%%	33.68%%	11.03%%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		12.91%%	27.60%%	3.31%%
Morningstar Infrastructure Category Average[4]		12.69%%	25.77%%	3.18%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$871,069,730%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.7%
CSX Corp.	4.5%
WEC Energy Group, Inc.	4.4%
Pembina Pipeline Corp.	4.1%
Atmos Energy Corp.	3.9%
PG&E Corp.	3.5%
Equinix, Inc.	3.4%
CMS Energy Corp.	3.2%
PPL Corp.	3.2%
American Tower Corp.	3.2%
* Excluding short-term investments
Top Countries
United States	60.6%
Spain	9.1%
Canada	7.2%
United Kingdom	4.0%
France	3.4%
Italy	3.0%
Japan	2.9%
China	2.6%
Hong Kong	1.7%
Mexico	1.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class A/CLARX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$65	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	11.20%	24.20%	2.65%	4.67%
Class A Shares - Excluding sales charges		17.67%	31.42%	3.88%	5.29%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class C/CRCRX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	1.93%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	16.13%	29.19%	3.09%	4.49%
Class C Shares - Excluding sales charges		17.13%	30.19%	3.09%	4.49%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class I/CRARX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$46	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	17.74%	31.64%	4.22%	5.64%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class R6/VREQX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$41	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	17.79%	31.76%	4.32%	5.72%
Russell 3000® Index[2]		13.85%%	37.86%%	14.60%%	12.44%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	4.09%%	6.72%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	3.29%%	5.79%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	4.56%%	6.43%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	3.53%%	5.63%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Investor Class/CRVRX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$68	1.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	11.66%	24.69%	1.76%
Investor Class Shares - Excluding sales charges		17.54%	31.25%	3.00%
Russell 3000® Index[2]		13.85%%	37.86%%	13.15%%
FTSE Nareit All Equity REITs Index[3]		21.15%%	34.09%%	2.99%%
CBRE Real Estate Tiered Index[4]		21.15%%	34.09%%	2.59%%
MSCI U.S. REIT® Index[5]		21.44%%	36.47%%	3.93%%
Morningstar Real Estate Category Average[6]		19.68%%	33.39%%	2.65%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S.equity market.

3.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

4.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE NAREIT All Equity REITs Index thereafter.

5.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

6.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$294,158,178%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Equinix, Inc.	10.1%
American Tower Corp.	8.4%
Realty Income Corp.	7.1%
Welltower, Inc.	5.8%
Simon Property Group, Inc.	5.2%
Sun Communities, Inc.	4.3%
CubeSmart	3.9%
SBA Communications Corp.	3.6%
Invitation Homes, Inc.	3.5%
VICI Properties, Inc.	3.5%
* Excluding short-term investments
Sector Composition
Net Lease Properties	18.3%
Residential	13.5%
Technology Towers	12.0%
Technology Datacenters	10.8%
Industrial Properties	10.2%
Healthcare Facilities	9.3%
Community Shopping Centers	7.8%
Self Storage Property	6.2%
Enclosed Malls	5.6%
Office Buildings	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class A/MDAAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$34	0.65%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	5.69%	19.14%	6.53%)
Class A Shares - Excluding sales charges		8.96%	22.82%	7.28%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class C/MDAKX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$76	1.45%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	7.57%	20.92%	6.45%)
Class C Shares - Excluding sales charges		8.57%	21.92%	6.45%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class I/MDAIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$21	0.40%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	9.12%	23.18%	7.58%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class R3/MDARX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$53	1.00%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	8.80%	22.48%	6.94%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	8.27%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	8.49%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
SIMPLE Class/MDAVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$50	0.95%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	8.81%	22.55%	5.61%)
Russell 3000® Index[2]		13.85%%	37.86%%	13.46%)%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.82)%%
Moderate Allocation Composite Index[6]		8.96%%	24.28%%	6.80%)%
Morningstar Moderate Allocation Category Average[7]		8.49%%	22.70%%	7.04%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$152,102,957%
Total number of portfolio holdings	$23%
Portfolio turnover rate	$40%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	61.6%)
Fixed Income Funds	36.3%)
Short-Term Investments	6.8%)
Other Assets, Less Liabilities	(4.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
Class A/MOEAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.69%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	6.62%	23.25%	9.31%)
Class A Shares - Excluding sales charges		9.92%	27.06%	10.08%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
Class C/MOECX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$77	1.46%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	8.43%	25.05%	9.24%)
Class C Shares - Excluding sales charges		9.43%	26.05%	9.24%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth ETF Allocation Fund
 (formerly known as MainStay Growth ETF Allocation Fund)
Class I/MOEIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$23	0.44%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	9.94%	27.34%	10.34%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth ETF Allocation Fund
 (formerly known as MainStay Growth ETF Allocation Fund)
Class R3/MOERX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$55	1.04%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	9.70%	26.62%	9.69%)
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%)%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.60)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	11.62%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	10.05%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth ETF Allocation Fund
 (formerly known as MainStay Growth ETF Allocation Fund)
SIMPLE Class/MOEVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	0.96%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	9.77%	26.69%	8.05%)
Russell 3000® Index[2]		13.85%%	37.86%%	13.46%)%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%)%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[5]		5.31%%	10.55%%	(1.82)%%
Growth Allocation Composite Index[6]		10.20%%	29.15%%	9.69%)%
Morningstar Moderately Aggressive Allocation Category Average[7]		8.72%%	25.81%%	8.38%)%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index formeasuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$127,264,523%
Total number of portfolio holdings	$24%
Portfolio turnover rate	$42%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	81.7%)
Fixed Income Funds	16.2%)
Short-Term Investments	4.4%)
Other Assets, Less Liabilities	(2.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class A/MWFAX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$38	0.72%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	7.17%	26.67%	11.10%
Class A Shares - Excluding sales charges		10.49%	30.58%	11.88%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class C/MWFCX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$79	1.48%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	9.05%	28.65%	11.04%
Class C Shares - Excluding sales charges		10.05%	29.65%	11.04%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class I/MWFIX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$25	0.47%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class I Shares	6/30/2020	10.69%	30.98%	12.17%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class R3/MWFQX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$57	1.07%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
Class R3 Shares	6/30/2020	10.30%	30.20%	11.50%
Russell 3000® Index[2]		13.85%%	37.86%%	16.21%%
S&P 500® Index[3]		14.08%%	38.02%%	16.90%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	9.17%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	14.99%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	10.91%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
SIMPLE Class/MWFVX
SEMIANNUAL SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$52	0.98%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	10.37%	30.29%	9.35%
Russell 3000® Index[2]		13.85%%	37.86%%	13.46%%
S&P 500® Index[3]		14.08%%	38.02%%	14.17%%
MSCI EAFE® Index (Net)[4]		3.66%%	22.97%%	7.64%%
Equity Allocation Composite Index[5]		11.44%%	34.18%%	12.58%%
Morningstar Aggressive Allocation Category Average[6]		9.83%%	29.22%%	8.85%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$99,485,212%
Total number of portfolio holdings	$15%
Portfolio turnover rate	$39%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.7%)
Short-Term Investment	0.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

FORM N-CSR

(NYLI CBRE Global Infrastructure Fund, NYLI CBRE Real Estate Fund, NYLI Conservative ETF Allocation Fund, NYLI Equity ETF Allocation Fund, NYLI Growth ETF Allocation Fund, and NYLI Moderate ETF Allocation Fund)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI ETF Asset  Allocation Funds

Semiannual Report - Financial Statements and Other Information
Unaudited  |  October 31, 2024
NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate Allocation Fund)
NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)

NYLI Conservative ETF Allocation Fund
Portfolio of Investments October 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 97.9%
Equity Funds 41.6%
Global X Data Center & Digital Infrastructure ETF	63,702	$ 1,088,667
Global X Uranium ETF	30,228	928,906
Invesco S&P SmallCap Quality ETF	56,205	2,393,754
iShares Core MSCI EAFE ETF	3,267	241,039
iShares Core MSCI Emerging Markets ETF	13,149	731,347
iShares Core S&P 500 ETF	3,996	2,282,675
iShares Core S&P Mid-Cap ETF	31,915	1,975,539
iShares Core S&P Small-Cap ETF	6,285	715,987
iShares MSCI Emerging Markets ex China ETF	20,660	1,216,874
iShares MSCI Hong Kong ETF (a)	55,880	998,576
iShares MSCI India ETF (b)	17,856	978,866
Vanguard Mega Cap ETF	23,621	4,834,983
Vanguard Mid-Cap ETF	7,157	1,880,216
Total Equity Funds (Cost $17,306,828)		20,267,429
Fixed Income Funds 56.3%
Invesco Senior Loan ETF (a)	117,048	2,456,838
iShares 0-5 Year High Yield Corporate Bond ETF (a)	51,373	2,207,498
iShares 20+ Year Treasury Bond ETF	14,567	1,346,719
iShares Broad USD High Yield Corporate Bond ETF	39,748	1,475,843
iShares Broad USD Investment Grade Corporate Bond ETF (a)	73,653	3,763,668
iShares Convertible Bond ETF	11,692	981,660
iShares Core U.S. Aggregate Bond ETF	153,279	15,085,719
Vanguard Short-Term Bond ETF	1,592	123,603
Total Fixed Income Funds (Cost $27,810,372)		27,441,548
Total Investment Companies (Cost $45,117,200)		47,708,977
Short-Term Investments 6.2%
Affiliated Investment Company 2.1%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	1,018,090	1,018,090
Unaffiliated Investment Company 4.1%
Invesco Government & Agency Portfolio, 4.855% (c)(d)	1,975,825	1,975,825
Total Short-Term Investments (Cost $2,993,915)		2,993,915
Total Investments (Cost $48,111,115)	104.1%	50,702,892
Other Assets, Less Liabilities	(4.1)	(1,986,553)
Net Assets	100.0%	$ 48,716,339

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $4,386,182; the total market value of collateral held by the Fund was $4,487,579. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,511,754. The Fund received cash collateral with a value of $1,975,825. (See Note 2(G))
(b)	Non-income producing security.
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 185	$ 6,362	$ (5,529)	$ —	$ —	$ 1,018	$ 23	$ —	1,018
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 20,267,429	$ —	$ —	$ 20,267,429
Fixed Income Funds	27,441,548	—	—	27,441,548
Total Investment Companies	47,708,977	—	—	47,708,977
Short-Term Investments
Affiliated Investment Company	1,018,090	—	—	1,018,090
Unaffiliated Investment Company	1,975,825	—	—	1,975,825
Total Short-Term Investments	2,993,915	—	—	2,993,915
Total Investments in Securities	$ 50,702,892	$ —	$ —	$ 50,702,892

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $47,093,025) including securities on loan of $4,386,182	$49,684,802
Investment in affiliated investment companies, at value (identified cost $1,018,090)	1,018,090
Receivables:
Fund shares sold	42,455
Dividends	6,073
Securities lending	1,769
Other assets	50,733
Total assets	50,803,922
Liabilities
Cash collateral received for securities on loan	1,975,825
Payables:
Fund shares redeemed	30,635
Investment securities purchased	27,144
Professional fees	16,603
NYLIFE Distributors (See Note 3)	11,937
Transfer agent (See Note 3)	8,681
Manager (See Note 3)	7,604
Custodian	5,778
Shareholder communication	1,720
Accrued expenses	1,656
Total liabilities	2,087,583
Net assets	$48,716,339
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,449
Additional paid-in-capital	47,253,207
47,257,656
Total distributable earnings (loss)	1,458,683
Net assets	$48,716,339
Class A
Net assets applicable to outstanding shares	$42,627,868
Shares of beneficial interest outstanding	3,892,322
Net asset value per share outstanding	$10.95
Maximum sales charge (3.00% of offering price)	0.34
Maximum offering price per share outstanding	$11.29
Class C
Net assets applicable to outstanding shares	$337,927
Shares of beneficial interest outstanding	30,911
Net asset value and offering price per share outstanding	$10.93
Class I
Net assets applicable to outstanding shares	$38,624
Shares of beneficial interest outstanding	3,533
Net asset value and offering price per share outstanding	$10.93
Class R3
Net assets applicable to outstanding shares	$887,050
Shares of beneficial interest outstanding	81,171
Net asset value and offering price per share outstanding	$10.93
SIMPLE Class
Net assets applicable to outstanding shares	$4,824,870
Shares of beneficial interest outstanding	441,302
Net asset value and offering price per share outstanding	$10.93

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$750,053
Dividends-affiliated	22,860
Securities lending, net	7,402
Total income	780,315
Expenses
Manager (See Note 3)	47,124
Distribution/Service—Class A (See Note 3)	51,968
Distribution/Service—Class C (See Note 3)	1,660
Distribution/Service—Class R3 (See Note 3)	1,823
Distribution/Service—SIMPLE Class (See Note 3)	11,126
Registration	36,658
Transfer agent (See Note 3)	20,342
Professional fees	19,340
Custodian	9,990
Shareholder communication	2,319
Trustees	531
Shareholder service (See Note 3)	365
Miscellaneous	3,824
Total expenses before waiver/reimbursement	207,070
Expense waiver/reimbursement from Manager (See Note 3)	(10,526)
Net expenses	196,544
Net investment income (loss)	583,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,142,391
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,666,945
Net realized and unrealized gain (loss)	2,809,336
Net increase (decrease) in net assets resulting from operations	$3,393,107
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2024 (Unaudited) and the year ended April 30, 2024
	Six months ended October 31, 2024	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$583,771	$1,152,425
Net realized gain (loss)	1,142,391	(402,745)
Net change in unrealized appreciation (depreciation)	1,666,945	1,295,515
Net increase (decrease) in net assets resulting from operations	3,393,107	2,045,195
Distributions to shareholders:
Class A	(516,841)	(1,018,385)
Class C	(2,907)	(4,997)
Class I	(521)	(1,057)
Class R3	(8,011)	(12,348)
SIMPLE Class	(50,112)	(79,570)
Total distributions to shareholders	(578,392)	(1,116,357)
Capital share transactions:
Net proceeds from sales of shares	5,488,456	12,693,247
Net asset value of shares issued to shareholders in reinvestment of distributions	575,326	1,106,060
Cost of shares redeemed	(4,424,062)	(9,149,095)
Increase (decrease) in net assets derived from capital share transactions	1,639,720	4,650,212
Net increase (decrease) in net assets	4,454,435	5,579,050
Net Assets
Beginning of period	44,261,904	38,682,854
End of period	$48,716,339	$44,261,904
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class A		2024	2023	2022	2021
Net asset value at beginning of period	$10.29	$10.02	$10.22	$11.13	$10.00
Net investment income (loss) (a)	0.14	0.29	0.25	0.18	0.11
Net realized and unrealized gain (loss)	0.66	0.26	(0.16)	(0.84)	1.12
Total from investment operations	0.80	0.55	0.09	(0.66)	1.23
Less distributions:
From net investment income	(0.14)	(0.28)	(0.25)	(0.18)	(0.09)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.14)	(0.28)	(0.29)	(0.25)	(0.10)
Net asset value at end of period	$10.95	$10.29	$10.02	$10.22	$11.13
Total investment return (b)	7.75%	5.58%	0.96%	(6.09)%	12.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.52%††	2.89%	2.56%	1.63%	1.25%††
Net expenses (c)	0.80%††	0.80%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.84%††	0.89%	0.96%	0.91%	1.49%††
Portfolio turnover rate	39%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$42,628	$39,411	$35,481	$32,925	$23,951

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class C		2024	2023	2022	2021
Net asset value at beginning of period	$10.28	$10.00	$10.19	$11.10	$10.00
Net investment income (loss) (a)	0.10	0.22	0.18	0.10	0.05
Net realized and unrealized gain (loss)	0.65	0.26	(0.16)	(0.85)	1.10
Total from investment operations	0.75	0.48	0.02	(0.75)	1.15
Less distributions:
From net investment income	(0.10)	(0.20)	(0.17)	(0.09)	(0.04)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.10)	(0.20)	(0.21)	(0.16)	(0.05)
Net asset value at end of period	$10.93	$10.28	$10.00	$10.19	$11.10
Total investment return (b)	7.26%	4.85%	0.29%	(6.81)%	11.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.76%††	2.19%	1.81%	0.90%	0.58%††
Net expenses (c)	1.55%††	1.55%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.62%††	1.69%	1.76%	1.73%	2.24%††
Portfolio turnover rate	39%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$338	$310	$369	$413	$472

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class I		2024	2023	2022	2021
Net asset value at beginning of period	$10.28	$10.01	$10.20	$11.13	$10.00
Net investment income (loss) (a)	0.15	0.32	0.28	0.21	0.15
Net realized and unrealized gain (loss)	0.65	0.26	(0.16)	(0.85)	1.10
Total from investment operations	0.80	0.58	0.12	(0.64)	1.25
Less distributions:
From net investment income	(0.15)	(0.31)	(0.27)	(0.22)	(0.11)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.15)	(0.31)	(0.31)	(0.29)	(0.12)
Net asset value at end of period	$10.93	$10.28	$10.01	$10.20	$11.13
Total investment return (b)	7.79%	5.85%	1.32%	(5.86)%	12.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.77%††	3.15%	2.81%	1.89%	1.71%††
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.59%††	0.64%	0.71%	0.66%	1.24%††
Portfolio turnover rate	39%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$39	$36	$34	$33	$61

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class R3		2024	2023	2022	2021
Net asset value at beginning of period	$10.27	$10.01	$10.21	$11.12	$10.00
Net investment income (loss) (a)	0.11	0.25	0.21	0.14	0.07
Net realized and unrealized gain (loss)	0.67	0.26	(0.16)	(0.84)	1.12
Total from investment operations	0.78	0.51	0.05	(0.70)	1.19
Less distributions:
From net investment income	(0.12)	(0.25)	(0.21)	(0.14)	(0.06)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.12)	(0.25)	(0.25)	(0.21)	(0.07)
Net asset value at end of period	$10.93	$10.27	$10.01	$10.21	$11.12
Total investment return (b)	7.60%	5.16%	0.60%	(6.42)%	11.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.09%††	2.51%	2.13%	1.29%	0.79%††
Net expenses (c)	1.15%††	1.15%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.19%††	1.24%	1.31%	1.26%	1.84%††
Portfolio turnover rate	39%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$887	$604	$433	$90	$68

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			August 31, 2020^ through April 30,
SIMPLE Class		2024	2023	2022	2021
Net asset value at beginning of period	$10.28	$10.01	$10.21	$11.12	$10.46
Net investment income (loss) (a)	0.12	0.26	0.22	0.14	0.08
Net realized and unrealized gain (loss)	0.65	0.27	(0.15)	(0.82)	0.66
Total from investment operations	0.77	0.53	0.07	(0.68)	0.74
Less distributions:
From net investment income	(0.12)	(0.26)	(0.23)	(0.16)	(0.07)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.12)	(0.26)	(0.27)	(0.23)	(0.08)
Net asset value at end of period	$10.93	$10.28	$10.01	$10.21	$11.12
Total investment return (b)	7.54%	5.36%	0.72%	(6.29)%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%††	2.60%	2.27%	1.30%	0.92%††
Net expenses (c)	1.05%††	1.05%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	1.12%††	1.19%	1.27%	1.23%	1.74%††
Portfolio turnover rate	39%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$4,825	$3,901	$2,367	$1,077	$195

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Conservative ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Portfolio of Investments October 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 97.9%
Equity Funds 61.6%
Global X Data Center & Digital Infrastructure ETF	198,099	$ 3,385,512
Global X Uranium ETF	94,263	2,896,702
Invesco S&P SmallCap Quality ETF	177,567	7,562,525
iShares Core MSCI EAFE ETF	92,739	6,842,284
iShares Core MSCI Emerging Markets ETF	68,982	3,836,779
iShares Core S&P 500 ETF	12,489	7,134,216
iShares Core S&P Mid-Cap ETF	127,326	7,881,479
iShares Core S&P Small-Cap ETF	19,645	2,237,958
iShares MSCI Emerging Markets ex China ETF	64,894	3,822,257
iShares MSCI Hong Kong ETF	175,193	3,130,699
iShares MSCI India ETF (a)	56,128	3,076,937
Vanguard Mega Cap ETF	147,317	30,154,317
Vanguard Mid-Cap ETF	44,821	11,774,925
Total Equity Funds (Cost $76,626,463)		93,736,590
Fixed Income Funds 36.3%
Invesco Senior Loan ETF (b)	183,010	3,841,380
iShares 0-5 Year High Yield Corporate Bond ETF	89,835	3,860,210
iShares 20+ Year Treasury Bond ETF	45,857	4,239,480
iShares Broad USD High Yield Corporate Bond ETF	103,691	3,850,047
iShares Broad USD Investment Grade Corporate Bond ETF (b)	141,013	7,205,764
iShares Convertible Bond ETF	36,486	3,063,364
iShares Core U.S. Aggregate Bond ETF	292,257	28,763,934
Vanguard Short-Term Bond ETF	4,964	385,405
Total Fixed Income Funds (Cost $55,472,406)		55,209,584
Total Investment Companies (Cost $132,098,869)		148,946,174
Short-Term Investments 6.8%
Affiliated Investment Company 2.2%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	3,302,140	3,302,140
Unaffiliated Investment Company 4.6%
Invesco Government & Agency Portfolio, 4.855% (c)(d)	7,036,246	7,036,246
Total Short-Term Investments (Cost $10,338,386)		10,338,386
Total Investments (Cost $142,437,255)	104.7%	159,284,560
Other Assets, Less Liabilities	(4.7)	(7,181,603)
Net Assets	100.0%	$ 152,102,957

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $10,721,397; the total market value of collateral held by the Fund was $10,962,129. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,925,883. The Fund received cash collateral with a value of $7,036,246. (See Note 2(G))
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 489	$ 16,942	$ (14,129)	$ —	$ —	$ 3,302	$ 72	$ —	3,302
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 93,736,590	$ —	$ —	$ 93,736,590
Fixed Income Funds	55,209,584	—	—	55,209,584
Total Investment Companies	148,946,174	—	—	148,946,174
Short-Term Investments
Affiliated Investment Company	3,302,140	—	—	3,302,140
Unaffiliated Investment Company	7,036,246	—	—	7,036,246
Total Short-Term Investments	10,338,386	—	—	10,338,386
Total Investments in Securities	$ 159,284,560	$ —	$ —	$ 159,284,560

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $139,135,115) including securities on loan of $10,721,397	$155,982,420
Investment in affiliated investment companies, at value (identified cost $3,302,140)	3,302,140
Receivables:
Fund shares sold	125,161
Dividends	18,702
Securities lending	3,178
Other assets	52,341
Total assets	159,483,942
Liabilities
Cash collateral received for securities on loan	7,036,246
Payables:
Investment securities purchased	185,936
NYLIFE Distributors (See Note 3)	37,946
Fund shares redeemed	36,903
Transfer agent (See Note 3)	26,711
Manager (See Note 3)	26,066
Professional fees	18,368
Shareholder communication	4,314
Custodian	4,275
Trustees	31
Accrued expenses	4,189
Total liabilities	7,380,985
Net assets	$152,102,957
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,917
Additional paid-in-capital	135,333,482
135,345,399
Total distributable earnings (loss)	16,757,558
Net assets	$152,102,957
Class A
Net assets applicable to outstanding shares	$128,932,043
Shares of beneficial interest outstanding	10,095,478
Net asset value per share outstanding	$12.77
Maximum sales charge (3.00% of offering price)	0.39
Maximum offering price per share outstanding	$13.16
Class C
Net assets applicable to outstanding shares	$366,357
Shares of beneficial interest outstanding	28,926
Net asset value and offering price per share outstanding	$12.67
Class I
Net assets applicable to outstanding shares	$105,969
Shares of beneficial interest outstanding	8,280
Net asset value and offering price per share outstanding	$12.80
Class R3
Net assets applicable to outstanding shares	$3,750,145
Shares of beneficial interest outstanding	294,670
Net asset value and offering price per share outstanding	$12.73
SIMPLE Class
Net assets applicable to outstanding shares	$18,948,443
Shares of beneficial interest outstanding	1,489,528
Net asset value and offering price per share outstanding	$12.72

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,887,168
Dividends-affiliated	72,045
Securities lending, net	19,016
Total income	1,978,229
Expenses
Manager (See Note 3)	146,920
Distribution/Service—Class A (See Note 3)	157,054
Distribution/Service—Class C (See Note 3)	1,853
Distribution/Service—Class R3 (See Note 3)	8,384
Distribution/Service—SIMPLE Class (See Note 3)	43,636
Transfer agent (See Note 3)	64,609
Registration	37,627
Professional fees	21,680
Custodian	12,095
Shareholder communication	6,431
Shareholder service (See Note 3)	1,677
Trustees	1,579
Miscellaneous	6,925
Total expenses	510,470
Net investment income (loss)	1,467,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	3,690,211
Net change in unrealized appreciation (depreciation) on unaffiliated investments	7,016,786
Net realized and unrealized gain (loss)	10,706,997
Net increase (decrease) in net assets resulting from operations	$12,174,756
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2024 (Unaudited) and the year ended April 30, 2024
	Six months ended October 31, 2024	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,467,759	$2,820,576
Net realized gain (loss)	3,690,211	46,402
Net change in unrealized appreciation (depreciation)	7,016,786	7,113,711
Net increase (decrease) in net assets resulting from operations	12,174,756	9,980,689
Distributions to shareholders:
Class A	—	(2,393,061)
Class C	—	(4,867)
Class I	—	(2,180)
Class R3	—	(41,387)
SIMPLE Class	—	(235,209)
Total distributions to shareholders	—	(2,676,704)
Capital share transactions:
Net proceeds from sales of shares	17,287,465	39,040,214
Net asset value of shares issued to shareholders in reinvestment of distributions	—	2,667,454
Cost of shares redeemed	(11,655,358)	(19,967,103)
Increase (decrease) in net assets derived from capital share transactions	5,632,107	21,740,565
Net increase (decrease) in net assets	17,806,863	29,044,550
Net Assets
Beginning of period	134,296,094	105,251,544
End of period	$152,102,957	$134,296,094
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class A		2024	2023	2022	2021
Net asset value at beginning of period	$11.72	$11.00	$11.06	$11.88	$10.00
Net investment income (loss) (a)	0.13	0.28	0.23	0.18	0.10
Net realized and unrealized gain (loss)	0.92	0.70	(0.10)	(0.83)	1.85
Total from investment operations	1.05	0.98	0.13	(0.65)	1.95
Less distributions:
From net investment income	—	(0.26)	(0.17)	(0.15)	(0.06)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.26)	(0.19)	(0.17)	(0.07)
Net asset value at end of period	$12.77	$11.72	$11.00	$11.06	$11.88
Total investment return (b)	8.96%	8.93%	1.30%	(5.60)%	19.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.05%††	2.43%	2.17%	1.53%	1.02%††
Net expenses (c)	0.65%††	0.68%	0.71%	0.70%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.65%††	0.68%	0.71%	0.70%	1.04%††
Portfolio turnover rate	40%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$128,932	$115,685	$95,456	$86,128	$54,345

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class C		2024	2023	2022	2021
Net asset value at beginning of period	$11.67	$10.95	$11.00	$11.83	$10.00
Net investment income (loss) (a)	0.08	0.18	0.15	0.08	0.03
Net realized and unrealized gain (loss)	0.92	0.71	(0.10)	(0.83)	1.85
Total from investment operations	1.00	0.89	0.05	(0.75)	1.88
Less distributions:
From net investment income	—	(0.17)	(0.08)	(0.06)	(0.04)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.17)	(0.10)	(0.08)	(0.05)
Net asset value at end of period	$12.67	$11.67	$10.95	$11.00	$11.83
Total investment return (b)	8.57%	8.09%	0.48%	(6.44)%	18.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.27%††	1.63%	1.37%	0.70%	0.29%††
Net expenses (c)	1.45%††	1.49%	1.53%	1.54%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.45%††	1.49%	1.53%	1.54%	1.77%††
Portfolio turnover rate	40%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$366	$362	$341	$389	$506

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class I		2024	2023	2022	2021
Net asset value at beginning of period	$11.73	$11.01	$11.07	$11.87	$10.00
Net investment income (loss) (a)	0.14	0.31	0.27	0.22	0.13
Net realized and unrealized gain (loss)	0.93	0.70	(0.11)	(0.83)	1.84
Total from investment operations	1.07	1.01	0.16	(0.61)	1.97
Less distributions:
From net investment income	—	(0.29)	(0.20)	(0.17)	(0.09)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.29)	(0.22)	(0.19)	(0.10)
Net asset value at end of period	$12.80	$11.73	$11.01	$11.07	$11.87
Total investment return (b)	9.12%	9.19%	1.56%	(5.31)%	19.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.28%††	2.69%	2.52%	1.83%	1.40%††
Net expenses (c)	0.40%††	0.43%	0.46%	0.45%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.40%††	0.43%	0.46%	0.45%	0.79%††
Portfolio turnover rate	40%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$106	$88	$74	$73	$52

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class R3		2024	2023	2022	2021
Net asset value at beginning of period	$11.70	$10.98	$11.04	$11.86	$10.00
Net investment income (loss) (a)	0.11	0.23	0.20	0.15	0.07
Net realized and unrealized gain (loss)	0.92	0.71	(0.10)	(0.84)	1.85
Total from investment operations	1.03	0.94	0.10	(0.69)	1.92
Less distributions:
From net investment income	—	(0.22)	(0.14)	(0.11)	(0.05)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.22)	(0.16)	(0.13)	(0.06)
Net asset value at end of period	$12.73	$11.70	$10.98	$11.04	$11.86
Total investment return (b)	8.80%	8.57%	0.94%	(5.92)%	19.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%††	2.02%	1.83%	1.22%	0.76%††
Net expenses (c)	1.00%††	1.03%	1.06%	1.05%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.00%††	1.03%	1.06%	1.05%	1.39%††
Portfolio turnover rate	40%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$3,750	$2,977	$1,240	$854	$403

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			August 31, 2020^ through April 30,
SIMPLE Class		2024	2023	2022	2021
Net asset value at beginning of period	$11.69	$10.97	$11.03	$11.85	$10.66
Net investment income (loss) (a)	0.11	0.23	0.19	0.13	0.06
Net realized and unrealized gain (loss)	0.92	0.71	(0.09)	(0.81)	1.19
Total from investment operations	1.03	0.94	0.10	(0.68)	1.25
Less distributions:
From net investment income	—	(0.22)	(0.14)	(0.12)	(0.05)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.22)	(0.16)	(0.14)	(0.06)
Net asset value at end of period	$12.72	$11.69	$10.97	$11.03	$11.85
Total investment return (b)	8.81%	8.62%	0.97%	(5.89)%	11.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.73%††	2.06%	1.78%	1.07%	0.62%††
Net expenses (c)	0.95%††	0.99%	1.03%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.95%††	0.99%	1.03%	1.05%	1.27%††
Portfolio turnover rate	40%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$18,948	$15,183	$8,140	$3,167	$475

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Portfolio of Investments October 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 97.9%
Equity Funds 81.7%
Global X Data Center & Digital Infrastructure ETF (a)	166,622	$ 2,847,570
Global X Uranium ETF	79,067	2,429,729
Invesco S&P SmallCap Quality ETF	148,960	6,344,162
iShares Core MSCI EAFE ETF	146,604	10,816,443
iShares Core MSCI Emerging Markets ETF	80,664	4,486,532
iShares Core S&P 500 ETF	10,547	6,024,868
iShares Core S&P Mid-Cap ETF	129,074	7,989,680
iShares Core S&P Small-Cap ETF	34,815	3,966,125
iShares MSCI Emerging Markets ex China ETF	54,203	3,192,557
iShares MSCI Hong Kong ETF	146,950	2,625,996
iShares MSCI India ETF (b)	46,817	2,566,508
Schwab U.S. Small-Cap ETF	165,357	4,214,950
Vanguard Mega Cap ETF	154,460	31,616,417
Vanguard Mid-Cap ETF (a)	56,370	14,808,963
Total Equity Funds (Cost $85,538,228)		103,930,500
Fixed Income Funds 16.2%
Invesco Senior Loan ETF	153,507	3,222,112
iShares 0-5 Year High Yield Corporate Bond ETF	75,353	3,237,918
iShares 20+ Year Treasury Bond ETF	38,219	3,533,346
iShares Broad USD High Yield Corporate Bond ETF	86,975	3,229,382
iShares Broad USD Investment Grade Corporate Bond ETF (a)	17,536	896,090
iShares Convertible Bond ETF	30,759	2,582,526
iShares Core U.S. Aggregate Bond ETF	36,538	3,596,070
Vanguard Short-Term Bond ETF	4,164	323,293
Total Fixed Income Funds (Cost $20,383,622)		20,620,737
Total Investment Companies (Cost $105,921,850)		124,551,237
Short-Term Investments 4.4%
Affiliated Investment Company 2.1%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	2,706,494	2,706,494
Unaffiliated Investment Company 2.3%
Invesco Government & Agency Portfolio, 4.855% (c)(d)	2,905,864	2,905,864
Total Short-Term Investments (Cost $5,612,358)		5,612,358
Total Investments (Cost $111,534,208)	102.3%	130,163,595
Other Assets, Less Liabilities	(2.3)	(2,899,072)
Net Assets	100.0%	$ 127,264,523

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $2,823,440. The Fund received cash collateral with a value of $2,905,864. (See Note 2(G))
(b)	Non-income producing security.
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 306	$ 11,781	$ (9,381)	$ —	$ —	$ 2,706	$ 60	$ —	2,706
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 103,930,500	$ —	$ —	$ 103,930,500
Fixed Income Funds	20,620,737	—	—	20,620,737
Total Investment Companies	124,551,237	—	—	124,551,237
Short-Term Investments
Affiliated Investment Company	2,706,494	—	—	2,706,494
Unaffiliated Investment Company	2,905,864	—	—	2,905,864
Total Short-Term Investments	5,612,358	—	—	5,612,358
Total Investments in Securities	$ 130,163,595	$ —	$ —	$ 130,163,595

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Growth ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $108,827,714) including securities on loan of $2,823,440	$127,457,101
Investment in affiliated investment companies, at value (identified cost $2,706,494)	2,706,494
Receivables:
Fund shares sold	149,539
Dividends	14,337
Securities lending	1,814
Other assets	54,104
Total assets	130,383,389
Liabilities
Cash collateral received for securities on loan	2,905,864
Payables:
Investment securities purchased	53,146
Fund shares redeemed	48,120
NYLIFE Distributors (See Note 3)	32,673
Transfer agent (See Note 3)	26,530
Manager (See Note 3)	21,815
Professional fees	18,044
Custodian	5,623
Shareholder communication	3,033
Trustees	12
Accrued expenses	4,006
Total liabilities	3,118,866
Net assets	$127,264,523
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$8,837
Additional paid-in-capital	107,663,423
107,672,260
Total distributable earnings (loss)	19,592,263
Net assets	$127,264,523
Class A
Net assets applicable to outstanding shares	$102,984,297
Shares of beneficial interest outstanding	7,147,534
Net asset value per share outstanding	$14.41
Maximum sales charge (3.00% of offering price)	0.45
Maximum offering price per share outstanding	$14.86
Class C
Net assets applicable to outstanding shares	$190,589
Shares of beneficial interest outstanding	13,342
Net asset value and offering price per share outstanding	$14.28
Class I
Net assets applicable to outstanding shares	$124,924
Shares of beneficial interest outstanding	8,685
Net asset value and offering price per share outstanding	$14.38
Class R3
Net assets applicable to outstanding shares	$2,367,417
Shares of beneficial interest outstanding	164,872
Net asset value and offering price per share outstanding	$14.36
SIMPLE Class
Net assets applicable to outstanding shares	$21,597,296
Shares of beneficial interest outstanding	1,502,101
Net asset value and offering price per share outstanding	$14.38

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,308,420
Dividends-affiliated	59,772
Securities lending, net	12,719
Total income	1,380,911
Expenses
Manager (See Note 3)	120,862
Distribution/Service—Class A (See Note 3)	123,516
Distribution/Service—Class C (See Note 3)	1,075
Distribution/Service—Class R3 (See Note 3)	4,760
Distribution/Service—SIMPLE Class (See Note 3)	49,521
Transfer agent (See Note 3)	63,741
Registration	37,309
Professional fees	20,999
Custodian	11,050
Shareholder communication	6,339
Trustees	1,280
Shareholder service (See Note 3)	952
Miscellaneous	6,110
Total expenses	447,514
Net investment income (loss)	933,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	3,153,926
Net change in unrealized appreciation (depreciation) on unaffiliated investments	6,815,700
Net realized and unrealized gain (loss)	9,969,626
Net increase (decrease) in net assets resulting from operations	$10,903,023
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2024 (Unaudited) and the year ended April 30, 2024
	Six months ended October 31, 2024	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$933,397	$1,893,162
Net realized gain (loss)	3,153,926	372,969
Net change in unrealized appreciation (depreciation)	6,815,700	8,564,669
Net increase (decrease) in net assets resulting from operations	10,903,023	10,830,800
Distributions to shareholders:
Class A	—	(1,527,166)
Class C	—	(3,422)
Class I	—	(2,437)
Class R3	—	(14,118)
SIMPLE Class	—	(232,581)
Total distributions to shareholders	—	(1,779,724)
Capital share transactions:
Net proceeds from sales of shares	17,074,266	33,199,685
Net asset value of shares issued to shareholders in reinvestment of distributions	—	1,778,583
Cost of shares redeemed	(9,042,823)	(15,132,085)
Increase (decrease) in net assets derived from capital share transactions	8,031,443	19,846,183
Net increase (decrease) in net assets	18,934,466	28,897,259
Net Assets
Beginning of period	108,330,057	79,432,798
End of period	$127,264,523	$108,330,057
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class A		2024	2023	2022	2021
Net asset value at beginning of period	$13.11	$11.89	$11.92	$12.79	$10.00
Net investment income (loss) (a)	0.11	0.26	0.22	0.18	0.09
Net realized and unrealized gain (loss)	1.19	1.20	(0.07)	(0.89)	2.76
Total from investment operations	1.30	1.46	0.15	(0.71)	2.85
Less distributions:
From net investment income	—	(0.24)	(0.18)	(0.15)	(0.05)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.24)	(0.18)	(0.16)	(0.06)
Net asset value at end of period	$14.41	$13.11	$11.89	$11.92	$12.79
Total investment return (b)	9.92%	12.29%	1.32%	(5.69)%	28.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.60%††	2.07%	1.88%	1.41%	0.90%††
Net expenses (c)	0.69%††	0.74%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.69%††	0.74%	0.82%	0.85%	1.41%††
Portfolio turnover rate	42%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$102,984	$89,538	$68,880	$52,475	$29,705

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class C		2024	2023	2022	2021
Net asset value at beginning of period	$13.05	$11.83	$11.86	$12.73	$10.00
Net investment income (loss) (a)	0.05	0.17	0.13	0.09	0.03
Net realized and unrealized gain (loss)	1.18	1.19	(0.07)	(0.90)	2.74
Total from investment operations	1.23	1.36	0.06	(0.81)	2.77
Less distributions:
From net investment income	—	(0.14)	(0.09)	(0.05)	(0.03)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.14)	(0.09)	(0.06)	(0.04)
Net asset value at end of period	$14.28	$13.05	$11.83	$11.86	$12.73
Total investment return (b)	9.43%	11.50%	0.54%	(6.40)%	27.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.74%††	1.37%	1.15%	0.67%	0.28%††
Net expenses (c)	1.46%††	1.51%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.46%††	1.51%	1.60%	1.64%	2.12%††
Portfolio turnover rate	42%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$191	$183	$314	$310	$288

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class I		2024	2023	2022	2021
Net asset value at beginning of period	$13.07	$11.86	$11.89	$12.75	$10.00
Net investment income (loss) (a)	0.13	0.30	0.22	0.22	0.12
Net realized and unrealized gain (loss)	1.18	1.18	(0.05)	(0.89)	2.75
Total from investment operations	1.31	1.48	0.17	(0.67)	2.87
Less distributions:
From net investment income	—	(0.27)	(0.20)	(0.18)	(0.11)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.27)	(0.20)	(0.19)	(0.12)
Net asset value at end of period	$14.38	$13.07	$11.86	$11.89	$12.75
Total investment return (b)	10.02%(c)	12.60%	1.58%	(5.41)%	28.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%††	2.43%	1.95%	1.70%	1.23%††
Net expenses (d)	0.44%††	0.49%	0.55%	0.55%	0.55%††
Expenses (before waiver/reimbursement) (d)	0.44%††	0.49%	0.57%	0.60%	1.16%††
Portfolio turnover rate	42%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$125	$114	$107	$40	$40

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class R3		2024	2023	2022	2021
Net asset value at beginning of period	$13.09	$11.87	$11.90	$12.77	$10.00
Net investment income (loss) (a)	0.08	0.20	0.18	0.11	0.05
Net realized and unrealized gain (loss)	1.19	1.21	(0.08)	(0.87)	2.76
Total from investment operations	1.27	1.41	0.10	(0.76)	2.81
Less distributions:
From net investment income	—	(0.19)	(0.13)	(0.10)	(0.03)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.19)	(0.13)	(0.11)	(0.04)
Net asset value at end of period	$14.36	$13.09	$11.87	$11.90	$12.77
Total investment return (b)	9.70%	11.92%	0.96%	(6.01)%	28.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%††	1.61%	1.54%	0.83%	0.48%††
Net expenses (c)	1.04%††	1.09%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.04%††	1.09%	1.17%	1.20%	1.76%††
Portfolio turnover rate	42%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$2,367	$1,442	$685	$486	$158

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			August 31, 2020^ through April 30,
SIMPLE Class		2024	2023	2022	2021
Net asset value at beginning of period	$13.10	$11.88	$11.91	$12.78	$10.86
Net investment income (loss) (a)	0.09	0.22	0.18	0.14	0.07
Net realized and unrealized gain (loss)	1.19	1.20	(0.06)	(0.89)	1.90
Total from investment operations	1.28	1.42	0.12	(0.75)	1.97
Less distributions:
From net investment income	—	(0.20)	(0.15)	(0.11)	(0.04)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.20)	(0.15)	(0.12)	(0.05)
Net asset value at end of period	$14.38	$13.10	$11.88	$11.91	$12.78
Total investment return (b)	9.77%	12.01%	1.06%	(5.92)%	18.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.33%††	1.76%	1.57%	1.11%	0.71%††
Net expenses (c)	0.96%††	1.01%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.96%††	1.01%	1.10%	1.14%	1.62%††
Portfolio turnover rate	42%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$21,597	$17,054	$9,447	$3,838	$962

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Portfolio of Investments October 31, 2024†^(Unaudited)
	Shares	Value
Investment Companies 99.7%
Equity Funds 99.7%
Global X Data Center & Digital Infrastructure ETF	131,708	$ 2,250,890
Global X Uranium ETF	62,499	1,920,594
Invesco S&P SmallCap Quality ETF	116,868	4,977,373
iShares Core MSCI EAFE ETF	162,596	11,996,333
iShares Core MSCI Emerging Markets ETF	89,743	4,991,506
iShares Core S&P 500 ETF	3,805	2,173,568
iShares Core S&P Mid-Cap ETF	101,972	6,312,067
iShares Core S&P Small-Cap ETF	41,877	4,770,628
iShares MSCI Emerging Markets ex China ETF	41,892	2,467,439
iShares MSCI Hong Kong ETF	112,934	2,018,130
iShares MSCI India ETF (a)	36,747	2,014,470
Schwab U.S. Small-Cap ETF	261,523	6,666,221
Vanguard Mega Cap ETF	170,932	34,988,071
Vanguard Mid-Cap ETF	44,394	11,662,748
Total Investment Companies (Cost $81,831,578)		99,210,038
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.648% (b)	299,034	299,034
Total Short-Term Investment (Cost $299,034)		299,034
Total Investments (Cost $82,130,612)	100.0%	99,509,072
Other Assets, Less Liabilities	(0.0)	(23,860)
Net Assets	100.0%	$ 99,485,212

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 333	$ 5,801	$ (5,835)	$ —	$ —	$ 299	$ 10	$ —	299
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^(Unaudited) (continued)
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 99,210,038	$ —	$ —	$ 99,210,038
Short-Term Investment
Affiliated Investment Company	299,034	—	—	299,034
Total Investments in Securities	$ 99,509,072	$ —	$ —	$ 99,509,072

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Equity ETF Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $81,831,578)	$99,210,038
Investment in affiliated investment companies, at value (identified cost $299,034)	299,034
Receivables:
Fund shares sold	86,135
Securities lending	1,752
Dividends	1,619
Other assets	54,071
Total assets	99,652,649
Liabilities
Payables:
Fund shares redeemed	51,218
NYLIFE Distributors (See Note 3)	25,746
Investment securities purchased	23,687
Transfer agent (See Note 3)	20,201
Professional fees	17,488
Manager (See Note 3)	17,196
Custodian	5,271
Shareholder communication	2,906
Trustees	2
Accrued expenses	3,722
Total liabilities	167,437
Net assets	$99,485,212
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$6,340
Additional paid-in-capital	82,225,684
82,232,024
Total distributable earnings (loss)	17,253,188
Net assets	$99,485,212
Class A
Net assets applicable to outstanding shares	$80,506,664
Shares of beneficial interest outstanding	5,126,518
Net asset value per share outstanding	$15.70
Maximum sales charge (3.00% of offering price)	0.49
Maximum offering price per share outstanding	$16.19
Class C
Net assets applicable to outstanding shares	$189,115
Shares of beneficial interest outstanding	12,162
Net asset value and offering price per share outstanding	$15.55
Class I
Net assets applicable to outstanding shares	$171,779
Shares of beneficial interest outstanding	10,993
Net asset value and offering price per share outstanding	$15.63
Class R3
Net assets applicable to outstanding shares	$2,310,458
Shares of beneficial interest outstanding	147,792
Net asset value and offering price per share outstanding	$15.63
SIMPLE Class
Net assets applicable to outstanding shares	$16,307,196
Shares of beneficial interest outstanding	1,042,510
Net asset value and offering price per share outstanding	$15.64

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended October 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$766,789
Securities lending, net	11,361
Dividends-affiliated	9,755
Total income	787,905
Expenses
Manager (See Note 3)	95,615
Distribution/Service—Class A (See Note 3)	97,785
Distribution/Service—Class C (See Note 3)	979
Distribution/Service—Class R3 (See Note 3)	5,355
Distribution/Service—SIMPLE Class (See Note 3)	37,203
Transfer agent (See Note 3)	50,628
Registration	37,838
Professional fees	20,096
Custodian	10,267
Shareholder communication	4,341
Shareholder service (See Note 3)	1,071
Trustees	1,011
Miscellaneous	5,426
Total expenses	367,615
Net investment income (loss)	420,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,179,686
Net change in unrealized appreciation (depreciation) on unaffiliated investments	6,544,787
Net realized and unrealized gain (loss)	8,724,473
Net increase (decrease) in net assets resulting from operations	$9,144,763
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity ETF Allocation Fund

Statements of Changes in Net Assets
for the six months ended October 31, 2024 (Unaudited) and the year ended April 30, 2024
	Six months ended October 31, 2024	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$420,290	$889,338
Net realized gain (loss)	2,179,686	72,354
Net change in unrealized appreciation (depreciation)	6,544,787	8,889,695
Net increase (decrease) in net assets resulting from operations	9,144,763	9,851,387
Distributions to shareholders:
Class A	—	(723,104)
Class C	—	(765)
Class I	—	(1,762)
Class R3	—	(5,945)
SIMPLE Class	—	(97,051)
Total distributions to shareholders	—	(828,627)
Capital share transactions:
Net proceeds from sales of shares	14,312,746	28,864,046
Net asset value of shares issued to shareholders in reinvestment of distributions	—	824,197
Cost of shares redeemed	(9,003,063)	(10,469,318)
Increase (decrease) in net assets derived from capital share transactions	5,309,683	19,218,925
Net increase (decrease) in net assets	14,454,446	28,241,685
Net Assets
Beginning of period	85,030,766	56,789,081
End of period	$99,485,212	$85,030,766
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class A		2024	2023	2022	2021
Net asset value at beginning of period	$14.21	$12.48	$12.54	$13.64	$10.00
Net investment income (loss) (a)	0.07	0.18	0.13	0.15	0.07
Net realized and unrealized gain (loss)	1.42	1.71	(0.07)	(1.10)	3.62
Total from investment operations	1.49	1.89	0.06	(0.95)	3.69
Less distributions:
From net investment income	—	(0.16)	(0.12)	(0.14)	(0.04)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.16)	(0.12)	(0.15)	(0.05)
Net asset value at end of period	$15.70	$14.21	$12.48	$12.54	$13.64
Total investment return (b)	10.49%	15.16%	0.54%	(7.21)%	37.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.93%††	1.31%	1.10%	1.08%	0.63%††
Net expenses (c)	0.72%††	0.79%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.72%††	0.79%	0.92%	0.92%	1.90%††
Portfolio turnover rate	39%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$80,507	$70,120	$48,992	$38,162	$20,221

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class C		2024	2023	2022	2021
Net asset value at beginning of period	$14.13	$12.41	$12.46	$13.57	$10.00
Net investment income (loss) (a)	0.02	0.08	0.05	0.05	(0.02)
Net realized and unrealized gain (loss)	1.40	1.69	(0.07)	(1.11)	3.63
Total from investment operations	1.42	1.77	(0.02)	(1.06)	3.61
Less distributions:
From net investment income	—	(0.05)	(0.03)	(0.04)	(0.03)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.05)	(0.03)	(0.05)	(0.04)
Net asset value at end of period	$15.55	$14.13	$12.41	$12.46	$13.57
Total investment return (b)	10.05%	14.30%	(0.16)%	(7.92)%	36.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%††	0.60%	0.39%	0.38%	(0.20)%††
Net expenses (c)	1.48%††	1.55%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.48%††	1.56%	1.72%	1.75%	2.61%††
Portfolio turnover rate	39%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$189	$215	$172	$177	$175

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class I		2024	2023	2022	2021
Net asset value at beginning of period	$14.12	$12.40	$12.47	$13.56	$10.00
Net investment income (loss) (a)	0.09	0.21	0.17	0.07	0.08
Net realized and unrealized gain (loss)	1.42	1.70	(0.09)	(0.98)	3.62
Total from investment operations	1.51	1.91	0.08	(0.91)	3.70
Less distributions:
From net investment income	—	(0.19)	(0.15)	(0.17)	(0.13)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.19)	(0.15)	(0.18)	(0.14)
Net asset value at end of period	$15.63	$14.12	$12.40	$12.47	$13.56
Total investment return (b)	10.69%	15.46%	0.73%	(6.96)%	37.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.19%††	1.56%	1.42%	0.49%	0.80%††
Net expenses (c)	0.47%††	0.54%	0.55%	0.48%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.47%††	0.54%	0.67%	0.60%	1.65%††
Portfolio turnover rate	39%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$172	$156	$113	$152	$2,684

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			June 30, 2020^ through April 30,
Class R3		2024	2023	2022	2021
Net asset value at beginning of period	$14.17	$12.45	$12.51	$13.61	$10.00
Net investment income (loss) (a)	0.04	0.11	0.09	0.10	0.04
Net realized and unrealized gain (loss)	1.42	1.72	(0.07)	(1.10)	3.62
Total from investment operations	1.46	1.83	0.02	(1.00)	3.66
Less distributions:
From net investment income	—	(0.11)	(0.08)	(0.09)	(0.04)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.11)	(0.08)	(0.10)	(0.05)
Net asset value at end of period	$15.63	$14.17	$12.45	$12.51	$13.61
Total investment return (b)	10.30%	14.72%	0.18%	(7.47)%	36.62%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.58%††	0.79%	0.78%	0.74%	0.39%††
Net expenses (c)	1.07%††	1.14%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.07%††	1.14%	1.27%	1.27%	2.25%††
Portfolio turnover rate	39%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$2,310	$1,874	$334	$472	$445

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,			August 31, 2020^ through April 30,
SIMPLE Class		2024	2023	2022	2021
Net asset value at beginning of period	$14.17	$12.45	$12.51	$13.61	$11.08
Net investment income (loss) (a)	0.05	0.14	0.09	0.11	0.06
Net realized and unrealized gain (loss)	1.42	1.70	(0.06)	(1.10)	2.52
Total from investment operations	1.47	1.84	0.03	(0.99)	2.58
Less distributions:
From net investment income	—	(0.12)	(0.09)	(0.10)	(0.04)
From net realized gain on investments	—	—	(0.00)‡	(0.01)	(0.01)
Total distributions	—	(0.12)	(0.09)	(0.11)	(0.05)
Net asset value at end of period	$15.64	$14.17	$12.45	$12.51	$13.61
Total investment return (b)	10.37%	14.82%	0.28%	(7.38)%	23.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.66%††	1.03%	0.77%	0.78%	0.51%††
Net expenses (c)	0.98%††	1.05%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.98%††	1.06%	1.22%	1.25%	2.11%††
Portfolio turnover rate	39%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$16,307	$12,666	$7,178	$2,911	$811

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI Equity ETF Allocation Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Equity ETF Allocation Fund, respectively) (collectively referred to as the "ETF Allocation Funds" and each individually referred to as an "ETF Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each ETF Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Moderate ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Growth ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Equity ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. SIMPLE Class shares convert to Class A shares at the end of the calendar quarter ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an ETF Allocation Fund may be converted to one or more other share classes of the ETF Allocation Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Class R3 and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee. Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R3 shares.
The investment objective for each of the ETF Allocation Funds is as follows:
The NYLI Conservative ETF Allocation Fund seeks current income and, secondarily, long-term growth of capital.
TheNYLI Moderate ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity ETF Allocation Fund seeks long-term growth of capital.
The ETF Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in passively-managed exchange-traded funds (the “Underlying ETFs”).
Note 2–Significant Accounting Policies
The ETF Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The ETF Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the ETF Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each ETF Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation

Notes to Financial Statements (Unaudited) (continued)
Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The ETF Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of ETF Allocation Fund investments. The Valuation Designee may value the ETF Allocation Funds' portfolio securities for which market quotations are not readily available and other ETF Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each ETF Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the ETF Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each ETF Allocation Fund. Unobservable inputs reflect each ETF Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each ETF Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each ETF Allocation Fund’s assets and liabilities as of October 31, 2024, is included at the end of each ETF Allocation Fund’s Portfolio of Investments.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each ETF Allocation Fund is treated as a separate entity for federal income tax purposes. The ETF Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated

44	NYLI ETF Asset Allocation Funds

investment companies and to distribute all of its taxable income to the shareholders of each ETF Allocation Fund within the allowable time limits. Therefore, no federal, state and local income tax provisions are required.
Management evaluates each ETF Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the ETF Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the ETF Allocation Funds' financial statements. The ETF Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.   Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least annually. The NYLI Conservative ETF Allocation Fund intends to declare and pay dividends from net investment income, if any, at least quarterly. Each NYLI ETF Allocation Fund declare and distribute capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective ETF Allocation Fund at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The ETF Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the ETF Allocation Funds from the Underlying ETFs are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the ETF Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the ETF Allocation Funds, including those of related parties to the ETF Allocation Funds, are shown in the Statement of Operations.
In addition, the ETF Allocation Funds bear a pro rata share of the fees and expenses of the Underlying ETFs in which they invest. Because the Underlying ETFs have varied expense and fee levels and the ETF Allocation Funds may own different proportions of the Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by each ETF Allocation Fund may vary. Shares of the Underlying ETFs are subject to management fees and other fees that may cause the costs of investing in Underlying ETFs to be greater than the costs of owning the underlying securities directly. These indirect expenses of the Underlying ETFs are not included in the amounts shown in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the ETF Allocation Funds may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the ETF Allocation Funds engage in securities lending, the ETF Allocation Funds will lend through their custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the ETF Allocation Funds. Under the current arrangement, JPMorgan will manage the ETF Allocation Funds' collateral in accordance with the securities lending agency agreement between the ETF Allocation Funds and JPMorgan, and indemnify the ETF Allocation Funds against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the ETF Allocation Funds. The ETF Allocation Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned. The ETF Allocation Funds may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The ETF Allocation Funds bear the risk of any loss on investment of cash collateral. The ETF Allocation Funds will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The ETF Allocation Funds will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the ETF Allocation Funds. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ETF Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The ETF Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ETF Allocation Funds.
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the ETF Allocation Funds'
Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the ETF Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ETF Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the ETF Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the ETF Allocation Funds and certain operational expenses of the ETF Allocation Funds. The ETF Allocation Funds reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the ETF Allocation Funds.
Pursuant to the Management Agreement, each ETF Allocation Fund pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.20% of each ETF Allocation Fund's average daily net assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
NYLI Conservative ETF Allocation Fund	0.80%	1.55%	0.55%	1.15%	1.05%
NYLI Moderate ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
NYLI Growth ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
NYLI Equity ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05

This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2024, New York Life Investments earned fees from the ETF Allocation Funds and waived fees and/or reimbursed expenses as follows:
Fund	Earned	Waived/Reimbursed
NYLI Conservative ETF Allocation Fund	$47,124	$(10,526)
NYLI Moderate ETF Allocation Fund	146,920	—
NYLI Growth ETF Allocation Fund	120,862	—
NYLI Equity ETF Allocation Fund	95,615	—
JPMorgan provides sub-administration and sub-accounting services to the ETF Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the ETF Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the ETF Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the ETF Allocation Funds' administrative  operations. For providing these services to the ETF Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the ETF Allocation Funds. The ETF Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the ETF Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the ETF Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The ETF Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25%
46	NYLI ETF Asset Allocation Funds

of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ETF Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the six-month period ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:
NYLI Conservative ETF Allocation Fund
Class R3	$365

NYLI Moderate ETF Allocation Fund
Class R3	$1,677

NYLI Growth ETF Allocation Fund
Class R3	$952

NYLI Equity ETF Allocation Fund
Class R3	$1,071
(C) Sales Charges.  The ETF Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the six-month period ended October 31, 2024, was as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 6,589

NYLI Moderate ETF Allocation Fund
Class A	$ 22,900

NYLI Growth ETF Allocation Fund
Class A	$ 21,427

NYLI Equity ETF Allocation Fund
Class A	$ 18,410
The ETF Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended October 31, 2024, as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 197

NYLI Moderate ETF Allocation Fund
Class A	$ 385

NYLI Growth ETF Allocation Fund
Class A	$ 1,337
Class C	18

NYLI Equity ETF Allocation Fund
Class A	$ 220
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the ETF Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. Effective June 30, 2020, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2024, transfer agent expenses incurred by the ETF Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative ETF Allocation Fund	Expense	Waived
Class A	$ 17,248	$ —
Class C	194	—
Class I	16	—
Class R3	300	—
SIMPLE Class	2,584	—

Notes to Financial Statements (Unaudited) (continued)
NYLI Moderate ETF Allocation Fund	Expense	Waived
Class A	$ 51,807	$ —
Class C	238	—
Class I	41	—
Class R3	1,378	—
SIMPLE Class	11,145	—

NYLI Growth ETF Allocation Fund	Expense	Waived
Class A	$ 50,883	$ —
Class C	128	—
Class I	63	—
Class R3	968	—
SIMPLE Class	11,699	—

NYLI Equity ETF Allocation Fund	Expense	Waived
Class A	$ 40,559	$ —
Class C	116	—
Class I	88	—
Class R3	1,109	—
SIMPLE Class	8,756	—
(E) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the ETF Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative ETF Allocation Fund
Class C	$29,299	8.7%
Class I	38,545	99.8
Class R3	29,793	3.4

NYLI Moderate ETF Allocation Fund
Class I	$35,297	33.3%
Class R3	33,436	0.9

NYLI Growth ETF Allocation Fund
Class C	$36,659	19.2%
Class I	36,810	29.5
Class R3	37,328	1.6

NYLI Equity ETF Allocation Fund
Class C	$39,354	20.8%
Class I	22,165	12.9
Class R3	40,062	1.7
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of each ETF Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$48,983,321	$2,282,621	$(563,050)	$1,719,571

NYLI Moderate ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$144,931,683	$15,239,445	$(886,568)	$14,352,877

NYLI Growth ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$113,994,459	$16,510,975	$(341,839)	$16,169,136

NYLI Equity ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$84,373,299	$15,276,110	$(140,337)	$15,135,773
As of April 30, 2024, for federal income tax purposes, capital loss carryforwards of $1,478,664, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of NYLI Conservative ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$158	$1,321
As of April 30, 2024, for federal income tax purposes, capital loss carryforwards of $3,621,594, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of

48	NYLI ETF Asset Allocation Funds

NYLI Moderate ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$718	$2,904
As of April 30, 2024, for federal income tax purposes, capital loss carryforwards of $1,094,062, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of NYLI Growth ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$237	$857
As of April 30, 2024, for federal income tax purposes, capital loss carryforwards of $578,249, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of NYLI Equity ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$45	$533
During the year ended April 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024
Fund	Ordinary Income	Total
NYLI Conservative ETF Allocation Fund	$1,116,357	$1,116,357
NYLI Moderate ETF Allocation Fund	2,676,704	2,676,704
NYLI Growth ETF Allocation Fund	1,779,724	1,779,724
NYLI Equity ETF Allocation Fund	828,627	828,627

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the ETF Allocation Funds. Custodial fees are charged to each ETF Allocation Fund based on each ETF Allocation Fund's net assets and/or the market value of securities held by each ETF Allocation Fund and the number of certain transactions incurred by each ETF Allocation Fund.
Note 6–Line of Credit
The ETF Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the ETF Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the ETF Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2024, there were no borrowings made or outstanding with respect to the ETF Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the ETF Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the ETF Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the ETF Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2024, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative ETF Allocation Fund	$18,418	$17,639
NYLI Moderate ETF Allocation Fund	61,498	56,933
NYLI Growth ETF Allocation Fund	56,069	49,536
NYLI Equity ETF Allocation Fund	42,089	36,422

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2024 and the year ended April 30, 2024, were as follows:
NYLI Conservative ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	385,008	$4,178,640
Shares issued to shareholders in reinvestment of distributions	47,412	513,794
Shares redeemed	(373,096)	(4,016,160)
Net increase (decrease) in shares outstanding before conversion	59,324	676,274
Shares converted into Class A (See Note 1)	4,023	44,079
Net increase (decrease)	63,347	$720,353
Year ended April 30, 2024:
Shares sold	1,013,785	$10,347,932
Shares issued to shareholders in reinvestment of distributions	98,691	1,008,114
Shares redeemed	(844,283)	(8,477,032)
Net increase (decrease) in shares outstanding before conversion	268,193	2,879,014
Shares converted into Class A (See Note 1)	21,063	216,927
Net increase (decrease)	289,256	$3,095,941

Class C	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	860	$9,300
Shares issued to shareholders in reinvestment of distributions	269	2,907
Net increase (decrease) in shares outstanding before conversion	1,129	12,207
Shares converted from Class C (See Note 1)	(409)	(4,409)
Net increase (decrease)	720	$7,798
Year ended April 30, 2024:
Shares sold	18,288	$191,066
Shares issued to shareholders in reinvestment of distributions	487	4,992
Shares redeemed	(4,508)	(45,476)
Net increase (decrease) in shares outstanding before conversion	14,267	150,582
Shares converted from Class C (See Note 1)	(20,941)	(215,026)
Net increase (decrease)	(6,674)	$(64,444)

Class I	Shares	Amount
Six-month period ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	49	$521
Net increase (decrease)	49	$521
Year ended April 30, 2024:
Shares sold	5	$62
Shares issued to shareholders in reinvestment of distributions	104	1,057
Net increase (decrease)	109	$1,119

Class R3	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	22,332	$241,455
Shares issued to shareholders in reinvestment of distributions	742	8,011
Shares redeemed	(659)	(7,166)
Net increase (decrease)	22,415	$242,300
Year ended April 30, 2024:
Shares sold	16,910	$175,185
Shares issued to shareholders in reinvestment of distributions	1,205	12,330
Shares redeemed	(2,611)	(26,507)
Net increase (decrease)	15,504	$161,008

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	98,191	$1,059,061
Shares issued to shareholders in reinvestment of distributions	4,626	50,093
Shares redeemed	(37,378)	(400,736)
Net increase (decrease) in shares outstanding before conversion	65,439	708,418
Shares converted from SIMPLE Class (See Note 1)	(3,729)	(39,670)
Net increase (decrease)	61,710	$668,748
Year ended April 30, 2024:
Shares sold	194,464	$1,979,002
Shares issued to shareholders in reinvestment of distributions	7,777	79,567
Shares redeemed	(58,850)	(600,080)
Net increase (decrease) in shares outstanding before conversion	143,391	1,458,489
Shares converted from SIMPLE Class (See Note 1)	(191)	(1,901)
Net increase (decrease)	143,200	$1,456,588

50	NYLI ETF Asset Allocation Funds

NYLI Moderate ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	1,057,021	$13,170,321
Shares redeemed	(837,225)	(10,438,847)
Net increase (decrease) in shares outstanding before conversion	219,796	2,731,474
Shares converted into Class A (See Note 1)	3,428	42,637
Net increase (decrease)	223,224	$2,774,111
Year ended April 30, 2024:
Shares sold	2,588,495	$29,611,060
Shares issued to shareholders in reinvestment of distributions	204,455	2,384,244
Shares redeemed	(1,605,315)	(18,295,549)
Net increase (decrease) in shares outstanding before conversion	1,187,635	13,699,755
Shares converted into Class A (See Note 1)	4,916	57,299
Shares converted from Class A (See Note 1)	(208)	(2,282)
Net increase (decrease)	1,192,343	$13,754,772

Class C	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	1,487	$18,450
Shares redeemed	(1,480)	(18,480)
Net increase (decrease) in shares outstanding before conversion	7	(30)
Shares converted from Class C (See Note 1)	(2,144)	(26,040)
Net increase (decrease)	(2,137)	$(26,070)
Year ended April 30, 2024:
Shares sold	5,402	$61,477
Shares issued to shareholders in reinvestment of distributions	418	4,867
Shares redeemed	(4,212)	(47,234)
Net increase (decrease) in shares outstanding before conversion	1,608	19,110
Shares converted from Class C (See Note 1)	(1,671)	(19,125)
Net increase (decrease)	(63)	$(15)

Class I	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	790	$9,821
Net increase (decrease)	790	$9,821
Year ended April 30, 2024:
Shares sold	804	$9,061
Shares issued to shareholders in reinvestment of distributions	187	2,180
Shares redeemed	(210)	(2,424)
Net increase (decrease)	781	$8,817

Class R3	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	42,384	$530,935
Shares redeemed	(2,201)	(27,559)
Net increase (decrease)	40,183	$503,376
Year ended April 30, 2024:
Shares sold	140,882	$1,615,147
Shares issued to shareholders in reinvestment of distributions	3,525	41,067
Shares redeemed	(2,882)	(33,812)
Net increase (decrease)	141,525	$1,622,402

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	286,001	$3,557,938
Shares redeemed	(94,054)	(1,170,472)
Net increase (decrease) in shares outstanding before conversion	191,947	2,387,466
Shares converted from SIMPLE Class (See Note 1)	(1,341)	(16,597)
Net increase (decrease)	190,606	$2,370,869
Year ended April 30, 2024:
Shares sold	677,920	$7,743,469
Shares issued to shareholders in reinvestment of distributions	20,197	235,096
Shares redeemed	(138,024)	(1,588,084)
Net increase (decrease) in shares outstanding before conversion	560,093	6,390,481
Shares converted into SIMPLE Class (See Note 1)	209	2,282
Shares converted from SIMPLE Class (See Note 1)	(3,361)	(38,174)
Net increase (decrease)	556,941	$6,354,589
NYLI Growth ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	862,463	$12,072,082
Shares redeemed	(548,221)	(7,674,432)
Net increase (decrease) in shares outstanding before conversion	314,242	4,397,650
Shares converted into Class A (See Note 1)	5,452	76,867
Net increase (decrease)	319,694	$4,474,517
Year ended April 30, 2024:
Shares sold	1,966,480	$24,719,066
Shares issued to shareholders in reinvestment of distributions	118,137	1,526,328
Shares redeemed	(1,071,479)	(13,515,061)
Net increase (decrease) in shares outstanding before conversion	1,013,138	12,730,333
Shares converted into Class A (See Note 1)	21,491	285,748
Net increase (decrease)	1,034,629	$13,016,081

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	5,404	$73,873
Shares redeemed	(4,536)	(65,013)
Net increase (decrease) in shares outstanding before conversion	868	8,860
Shares converted from Class C (See Note 1)	(1,525)	(20,915)
Net increase (decrease)	(657)	$(12,055)
Year ended April 30, 2024:
Shares sold	1,642	$20,409
Shares issued to shareholders in reinvestment of distributions	266	3,422
Shares redeemed	(1,236)	(15,276)
Net increase (decrease) in shares outstanding before conversion	672	8,555
Shares converted from Class C (See Note 1)	(13,173)	(173,139)
Net increase (decrease)	(12,501)	$(164,584)

Class I	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	72	$991
Shares redeemed	(71)	(1,000)
Net increase (decrease)	1	$(9)
Year ended April 30, 2024:
Shares sold	2,164	$28,979
Shares issued to shareholders in reinvestment of distributions	189	2,437
Shares redeemed	(2,685)	(34,240)
Net increase (decrease)	(332)	$(2,824)

Class R3	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	56,734	$792,546
Shares redeemed	(1,983)	(27,721)
Net increase (decrease)	54,751	$764,825
Year ended April 30, 2024:
Shares sold	52,147	$675,247
Shares issued to shareholders in reinvestment of distributions	1,075	13,871
Shares redeemed	(814)	(10,721)
Net increase (decrease)	52,408	$678,397

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	295,236	$4,134,774
Shares redeemed	(90,574)	(1,274,657)
Net increase (decrease) in shares outstanding before conversion	204,662	2,860,117
Shares converted from SIMPLE Class (See Note 1)	(4,061)	(55,952)
Net increase (decrease)	200,601	$2,804,165
Year ended April 30, 2024:
Shares sold	619,028	$7,755,984
Shares issued to shareholders in reinvestment of distributions	17,997	232,525
Shares redeemed	(121,894)	(1,556,787)
Net increase (decrease) in shares outstanding before conversion	515,131	6,431,722
Shares converted from SIMPLE Class (See Note 1)	(8,631)	(112,609)
Net increase (decrease)	506,500	$6,319,113
NYLI Equity ETF Allocation Fund
Class A	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	707,137	$10,772,652
Shares redeemed	(520,440)	(8,000,152)
Net increase (decrease) in shares outstanding before conversion	186,697	2,772,500
Shares converted into Class A (See Note 1)	5,582	84,540
Net increase (decrease)	192,279	$2,857,040
Year ended April 30, 2024:
Shares sold	1,607,807	$21,531,289
Shares issued to shareholders in reinvestment of distributions	52,027	721,631
Shares redeemed	(657,814)	(8,850,539)
Net increase (decrease) in shares outstanding before conversion	1,002,020	13,402,381
Shares converted into Class A (See Note 1)	6,615	95,743
Net increase (decrease)	1,008,635	$13,498,124

52	NYLI ETF Asset Allocation Funds

Class C	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	300	$4,550
Net increase (decrease) in shares outstanding before conversion	300	4,550
Shares converted from Class C (See Note 1)	(3,368)	(49,694)
Net increase (decrease)	(3,068)	$(45,144)
Year ended April 30, 2024:
Shares sold	5,942	$80,606
Shares issued to shareholders in reinvestment of distributions	55	765
Shares redeemed	(1,903)	(24,813)
Net increase (decrease) in shares outstanding before conversion	4,094	56,558
Shares converted from Class C (See Note 1)	(2,689)	(38,101)
Net increase (decrease)	1,405	$18,457

Class I	Shares	Amount
Six-month period ended October 31, 2024:
Shares redeemed	(65)	$(1,000)
Net increase (decrease)	(65)	$(1,000)
Year ended April 30, 2024:
Shares sold	1,783	$25,600
Shares issued to shareholders in reinvestment of distributions	128	1,762
Shares redeemed	(1)	(17)
Net increase (decrease)	1,910	$27,345

Class R3	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	18,751	$286,378
Shares redeemed	(3,184)	(48,667)
Net increase (decrease)	15,567	$237,711
Year ended April 30, 2024:
Shares sold	106,579	$1,477,537
Shares issued to shareholders in reinvestment of distributions	216	2,992
Shares redeemed	(1,411)	(18,546)
Net increase (decrease)	105,384	$1,461,983

SIMPLE Class	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	213,167	$3,249,166
Shares redeemed	(61,944)	(953,244)
Net increase (decrease) in shares outstanding before conversion	151,223	2,295,922
Shares converted from SIMPLE Class (See Note 1)	(2,312)	(34,846)
Net increase (decrease)	148,911	$2,261,076
Year ended April 30, 2024:
Shares sold	430,483	$5,749,014
Shares issued to shareholders in reinvestment of distributions	7,013	97,047
Shares redeemed	(116,383)	(1,575,403)
Net increase (decrease) in shares outstanding before conversion	321,113	4,270,658
Shares converted from SIMPLE Class (See Note 1)	(4,071)	(57,642)
Net increase (decrease)	317,042	$4,213,016
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the ETF Allocation Funds as of and for the six-month period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
54

NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  October 31, 2024

Portfolio of Investments October 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Brazil 0.7%
Rumo SA (Transportation)	1,852,774	$ 6,377,935
Canada 7.2%
Canadian National Railway Co. (Transportation)	79,991	8,637,661
Pembina Pipeline Corp. (Midstream / Pipelines)	860,248	35,989,116
TC Energy Corp. (Midstream / Pipelines)	393,976	18,324,333
		62,951,110
China 2.6%
Beijing Enterprises Holdings Ltd. (Utilities)	2,317,005	7,585,158
China Resources Gas Group Ltd. (Utilities)	2,527,279	9,768,942
Jiangsu Expressway Co. Ltd., Class H (Transportation)	4,847,554	4,882,411
		22,236,511
France 3.4%
Aeroports de Paris SA (Transportation)	33,900	4,011,970
Vinci SA (Transportation)	231,822	25,897,282
		29,909,252
Germany 0.8%
E.ON SE (Utilities)	540,649	7,301,149
Hong Kong 1.7%
CLP Holdings Ltd. (Utilities)	1,734,149	14,733,608
Italy 3.0%
Enel SpA (Utilities)	3,456,660	26,207,074
Japan 2.9%
East Japan Railway Co. (Transportation)	1,041,100	21,035,784
West Japan Railway Co. (Transportation)	238,026	4,248,562
		25,284,346
Mexico 1.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	295,370	5,121,646
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	225,397	6,028,422
		11,150,068
New Zealand 1.2%
Auckland International Airport Ltd. (Transportation)	2,319,712	10,121,391
	Shares	Value

Spain 9.1%
Aena SME SA (Transportation)	122,607	$ 27,073,250
Cellnex Telecom SA (Communications)	673,166	24,676,364
Ferrovial SE (Transportation)	558,777	22,416,021
Iberdrola SA (Utilities)	350,818	5,206,963
		79,372,598
Switzerland 1.3%
Flughafen Zurich AG (Registered) (Transportation)	46,903	11,047,502
United Kingdom 4.0%
National Grid plc (Utilities)	1,024,874	12,900,715
Pennon Group plc (Utilities)	1,140,037	8,004,263
Severn Trent plc (Utilities)	420,207	13,914,346
		34,819,324
United States 59.7%
AES Corp. (The) (Utilities)	1,479,679	24,399,907
American Tower Corp. (Communications)	130,468	27,860,137
Atmos Energy Corp. (Utilities)	243,718	33,823,184
California Water Service Group (Utilities)	235,318	12,227,123
CenterPoint Energy, Inc. (Utilities)	761,424	22,484,851
CMS Energy Corp. (Utilities)	402,770	28,036,820
Constellation Energy Corp. (Utilities)	56,826	14,942,965
CSX Corp. (Transportation)	1,165,373	39,203,148
Equinix, Inc. (Communications)	32,280	29,312,822
Essential Utilities, Inc. (Utilities)	475,343	18,348,240
Evergy, Inc. (Utilities)	333,479	20,155,471
NextEra Energy Partners LP (Utilities) (a)	129,839	2,512,384
NextEra Energy, Inc. (Utilities)	88,257	6,994,367
NiSource, Inc. (Utilities)	436,580	15,350,153
Norfolk Southern Corp. (Transportation)	35,244	8,826,155
OGE Energy Corp. (Utilities)	292,607	11,701,354
ONEOK, Inc. (Midstream / Pipelines)	45,232	4,382,076
PG&E Corp. (Utilities)	1,512,405	30,580,829
Plains GP Holdings LP, Class A (Midstream / Pipelines) (b)	198,320	3,411,104
Portland General Electric Co. (Utilities)	311,510	14,765,574
PPL Corp. (Utilities)	860,531	28,018,889
Revenir Energy Inc. (Midstream / Pipelines) (c)(d)	5,055	—
Revenir Energy Inc. (Midstream / Pipelines) (c)(d)	27,942	—
Sempra (Utilities)	206,653	17,228,660
Targa Resources Corp. (Midstream / Pipelines)	243,502	40,655,094
WEC Energy Group, Inc. (Utilities)	405,273	38,715,730

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
Xcel Energy, Inc. (Utilities)	392,096	$ 26,195,934
		520,132,971
Total Common Stocks (Cost $809,953,638)		861,644,839
Short-Term Investments 0.9%
Affiliated Investment Company 0.7%
United States 0.7%
NYLI U.S. Government Liquidity Fund, 4.648% (e)	5,847,499	5,847,499
Unaffiliated Investment Company 0.2%
United States 0.2%
Invesco Government & Agency Portfolio, 4.855% (e)(f)	1,995,688	1,995,688
Total Short-Term Investments (Cost $7,843,187)		7,843,187
Total Investments (Cost $817,796,825)	99.8%	869,488,026
Other Assets, Less Liabilities	0.2	1,581,704
Net Assets	100.0%	$ 871,069,730

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $1,961,200. The Fund received cash collateral with a value of $1,995,688. (See Note 2(I))
(b)	Non-income producing security.
(c)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of October 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Global Infrastructure Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,086	$ 147,110	$ (145,349)	$ —	$ —	$ 5,847	$ 145	$ —	5,847
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 861,644,839	$ —	$ —	$ 861,644,839
Short-Term Investments
Affiliated Investment Company	5,847,499	—	—	5,847,499
Unaffiliated Investment Company	1,995,688	—	—	1,995,688
Total Short-Term Investments	7,843,187	—	—	7,843,187
Total Investments in Securities	$ 869,488,026	$ —	$ —	$ 869,488,026

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Fund’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$472,104,653	54.1%
Transportation	204,929,140	23.6
Midstream / Pipelines	102,761,723	11.8
Communications	81,849,323	9.4
	861,644,839	98.9
Short-Term Investments	7,843,187	0.9
Other Assets, Less Liabilities	1,581,704	0.2
Net Assets	$871,069,730	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $811,949,326) including securities on loan of $1,961,200	$863,640,527
Investment in affiliated investment companies, at value (identified cost $5,847,499)	5,847,499
Cash	85
Cash denominated in foreign currencies (identified cost $42,399)	41,126
Receivables:
Investment securities sold	8,434,037
Dividends	1,465,612
Fund shares sold	1,144,771
Securities lending	156
Other assets	4,243
Total assets	880,578,056
Liabilities
Cash collateral received for securities on loan	1,995,688
Payables:
Investment securities purchased	4,400,502
Fund shares redeemed	1,970,790
Manager (See Note 3)	638,036
Transfer agent (See Note 3)	269,864
Custodian	85,331
Professional fees	75,246
NYLIFE Distributors (See Note 3)	28,709
Shareholder communication	26,174
Trustees	1,694
Accrued expenses	16,292
Total liabilities	9,508,326
Net assets	$871,069,730
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$64,240
Additional paid-in-capital	1,087,420,796
1,087,485,036
Total distributable earnings (loss)	(216,415,306)
Net assets	$871,069,730
Class A
Net assets applicable to outstanding shares	$79,125,781
Shares of beneficial interest outstanding	5,840,120
Net asset value per share outstanding	$13.55
Maximum sales charge (5.50% of offering price)	0.79
Maximum offering price per share outstanding	$14.34
Investor Class
Net assets applicable to outstanding shares	$1,866,745
Shares of beneficial interest outstanding	137,848
Net asset value per share outstanding	$13.54
Maximum sales charge (5.00% of offering price)	0.71
Maximum offering price per share outstanding	$14.25
Class C
Net assets applicable to outstanding shares	$12,964,577
Shares of beneficial interest outstanding	961,607
Net asset value and offering price per share outstanding	$13.48
Class I
Net assets applicable to outstanding shares	$771,410,517
Shares of beneficial interest outstanding	56,880,082
Net asset value and offering price per share outstanding	$13.56
Class R6
Net assets applicable to outstanding shares	$5,702,110
Shares of beneficial interest outstanding	420,419
Net asset value and offering price per share outstanding	$13.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Global Infrastructure Fund

Statement of Operations for the six months ended October 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $809,466)	$13,953,222
Dividends-affiliated	144,584
Securities lending, net	69,447
Total income	14,167,253
Expenses
Manager (See Note 3)	3,693,167
Transfer agent (See Note 3)	463,921
Distribution/Service—Class A (See Note 3)	97,144
Distribution/Service—Investor Class (See Note 3)	2,391
Distribution/Service—Class C (See Note 3)	66,715
Custodian	88,464
Professional fees	71,506
Shareholder communication	54,411
Registration	50,333
Trustees	9,620
Miscellaneous	35,737
Total expenses before waiver/reimbursement	4,633,409
Expense waiver/reimbursement from Manager (See Note 3)	(225,300)
Net expenses	4,408,109
Net investment income (loss)	9,759,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	20,556,244
Foreign currency transactions	(166,183)
Net realized gain (loss)	20,390,061
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	81,323,522
Translation of other assets and liabilities in foreign currencies	19,403
Net change in unrealized appreciation (depreciation)	81,342,925
Net realized and unrealized gain (loss)	101,732,986
Net increase (decrease) in net assets resulting from operations	$111,492,130
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended October 31, 2024 (Unaudited) and the year ended April 30, 2024
	Six months ended October 31, 2024	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,759,144	$32,966,429
Net realized gain (loss)	20,390,061	(17,549,527)
Net change in unrealized appreciation (depreciation)	81,342,925	(117,095,084)
Net increase (decrease) in net assets resulting from operations	111,492,130	(101,678,182)
Distributions to shareholders:
Class A	(707,938)	(2,021,502)
Investor Class	(16,599)	(45,349)
Class C	(70,117)	(257,373)
Class I	(8,316,531)	(31,290,461)
Class R6	(23,524)	(19,292)
	(9,134,709)	(33,633,977)
Distributions to shareholders from return of capital:
Class A	—	(119,559)
Investor Class	—	(2,682)
Class C	—	(15,222)
Class I	—	(1,850,630)
Class R6	—	(1,141)
	—	(1,989,234)
Total distributions to shareholders	(9,134,709)	(35,623,211)
Capital share transactions:
Net proceeds from sales of shares	140,371,764	333,000,488
Net asset value of shares issued to shareholders in reinvestment of distributions	8,156,343	28,307,017
Cost of shares redeemed	(189,629,953)	(1,522,454,912)
Increase (decrease) in net assets derived from capital share transactions	(41,101,846)	(1,161,147,407)
Net increase (decrease) in net assets	61,255,575	(1,298,448,800)
Net Assets
Beginning of period	809,814,155	2,108,262,955
End of period	$871,069,730	$809,814,155
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				November 1, 2019 through April 30,	Year Ended October 31,
Class A	2024*	2024	2023	2022	2021	2020#	2019
Net asset value at beginning of period	$12.00	$12.80	$13.11	$12.81	$10.39	$11.99	$10.04
Net investment income (loss)	0.13(a)	0.25(a)	0.19(a)	0.23(a)	0.16(a)	0.07(a)	0.16
Net realized and unrealized gain (loss)	1.54	(0.76)	(0.17)	0.26	2.42	(1.30)	2.12
Total from investment operations	1.67	(0.51)	0.02	0.49	2.58	(1.23)	2.28
Less distributions:
From net investment income	(0.12)	(0.27)	(0.21)	(0.19)	(0.16)	(0.06)	(0.17)
From net realized gain on investments	—	—	(0.12)	—	—	(0.29)	(0.16)
Return of capital	—	(0.02)	—	—	—	(0.02)	—
Total distributions	(0.12)	(0.29)	(0.33)	(0.19)	(0.16)	(0.37)	(0.33)
Net asset value at end of period	$13.55	$12.00	$12.80	$13.11	$12.81	$10.39	$11.99
Total investment return (b)	13.98%	(3.95)%	0.33%	3.91%	25.04%	(10.57)%	23.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.98%††	2.10%	1.50%	1.75%	1.35%	1.32%††	1.51%
Net expenses	1.28%††(c)	1.28% (c)(d)	1.27%(c)	1.26%(c)	1.29%(c)	1.32%†† (c)(d)	1.35%
Expenses (before waiver/reimbursement)	1.28%††(c)	1.28% (c)(d)	1.27%(c)	1.26%(c)	1.35%(c)	1.54%†† (c)(d)	1.56%
Portfolio turnover rate	42%	47%	43%	32%	51%	49%	53%
Net assets at end of period (in 000's)	$79,126	$74,696	$102,258	$88,715	$45,642	$11,237	$11,700

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				February 24, 2020^ through April 30,
Investor Class	2024*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.99	$12.80	$13.11	$12.80	$10.38	$12.50
Net investment income (loss) (a)	0.12	0.24	0.19	0.23	0.13	(0.00)‡
Net realized and unrealized gain (loss)	1.54	(0.76)	(0.17)	0.26	2.43	(2.08)
Total from investment operations	1.66	(0.52)	0.02	0.49	2.56	(2.08)
Less distributions:
From net investment income	(0.11)	(0.27)	(0.21)	(0.18)	(0.14)	(0.03)
From net realized gain on investments	—	—	(0.12)	—	—	—
Return of capital	—	(0.02)	—	—	—	(0.01)
Total distributions	(0.11)	(0.29)	(0.33)	(0.18)	(0.14)	(0.04)
Net asset value at end of period	$13.54	$11.99	$12.80	$13.11	$12.80	$10.38
Total investment return (b)	13.94%	(4.09)%	0.34%	3.85%	24.87%	(16.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.91%††	2.02%	1.49%	1.77%	1.11%	(0.12)%††
Net expenses (c)	1.37%††	1.35%(d)	1.29%	1.31%	1.45%	1.45%††
Expenses (before waiver/reimbursement) (c)	1.37%††	1.35%(d)	1.29%	1.31%	1.76%	1.67%††
Portfolio turnover rate	42%	47%	43%	32%	51%	49%
Net assets at end of period (in 000's)	$1,867	$1,830	$2,338	$2,430	$2,159	$106

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				November 1, 2019 through April 30,	February 28, 2019^ through October 31,
Class C	2024*	2024	2023	2022	2021	2020#	2019
Net asset value at beginning of period	$11.94	$12.74	$13.04	$12.75	$10.37	$11.96	$10.82
Net investment income (loss) (a)	0.08	0.16	0.09	0.12	0.06	0.03	0.04
Net realized and unrealized gain (loss)	1.53	(0.77)	(0.16)	0.27	2.42	(1.29)	1.22
Total from investment operations	1.61	(0.61)	(0.07)	0.39	2.48	(1.26)	1.26
Less distributions:
From net investment income	(0.07)	(0.18)	(0.11)	(0.10)	(0.10)	(0.03)	(0.12)
From net realized gain on investments	—	—	(0.12)	—	—	(0.29)	—
Return of capital	—	(0.01)	—	—	—	(0.01)	—
Total distributions	(0.07)	(0.19)	(0.23)	(0.10)	(0.10)	(0.33)	(0.12)
Net asset value at end of period	$13.48	$11.94	$12.74	$13.04	$12.75	$10.37	$11.96
Total investment return (b)	13.52%	(4.76)%	(0.42)%	3.11%	24.04%	(10.89)%	11.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.20%††	1.32%	0.74%	0.89%	0.52%	0.58%††	0.46%††
Net expenses	2.08%††(c)	2.08% (c)(d)	2.04%(c)	2.06%(c)	2.08%(c)	2.09%†† (c)(d)	2.10%††
Expenses (before waiver/reimbursement)	2.12%††(c)	2.10% (c)(d)	2.04%(c)	2.06%(c)	2.51%(c)	2.36%†† (c)(d)	2.31%††
Portfolio turnover rate	42%	47%	43%	32%	51%	49%	53%
Net assets at end of period (in 000's)	$12,965	$12,951	$20,401	$24,119	$11,522	$992	$1,048

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				November 1, 2019 through April 30, 2020#	Year Ended October 31,
Class I	2024*	2024	2023	2022	2021		2019
Net asset value at beginning of period	$12.01	$12.81	$13.12	$12.82	$10.39	$11.99	$10.04
Net investment income (loss)	0.15(a)	0.31(a)	0.22(a)	0.27(a)	0.21(a)	0.09(a)	0.20
Net realized and unrealized gain (loss)	1.54	(0.78)	(0.16)	0.26	2.41	(1.30)	2.11
Total from investment operations	1.69	(0.47)	0.06	0.53	2.62	(1.21)	2.31
Less distributions:
From net investment income	(0.14)	(0.31)	(0.25)	(0.23)	(0.19)	(0.08)	(0.20)
From net realized gain on investments	—	—	(0.12)	—	—	(0.29)	(0.16)
Return of capital	—	(0.02)	—	—	—	(0.02)	—
Total distributions	(0.14)	(0.33)	(0.37)	(0.23)	(0.19)	(0.39)	(0.36)
Net asset value at end of period	$13.56	$12.01	$12.81	$13.12	$12.82	$10.39	$11.99
Total investment return (b)	14.16%	(3.64)%	0.63%	4.19%	25.46%	(10.46)%	23.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.29%††	2.57%	1.79%	2.09%	1.78%	1.59%††	1.83%
Net expenses	0.97%††(c)	0.97% (c)(d)	0.97%(c)	0.97%(c)	0.97%(c)	1.05%†† (c)(d)	1.10%
Expenses (before waiver/reimbursement)	1.03%††(c)	1.03% (c)(d)	1.02%(c)	1.01%(c)	1.10%(c)	1.18%†† (c)(d)	1.14%
Portfolio turnover rate	42%	47%	43%	32%	51%	49%	53%
Net assets at end of period (in 000's)	$771,411	$719,566	$1,982,388	$1,527,548	$465,299	$208,291	$225,176

*	Unaudited.
#	The Fund changed its fiscal year end from October 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31,	Year Ended April 30,				February 24, 2020^ through April 30,
Class R6	2024*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.01	$12.82	$13.12	$12.82	$10.39	$12.51
Net investment income (loss) (a)	0.11	0.30	0.23	0.35	0.17	0.02
Net realized and unrealized gain (loss)	1.58	(0.77)	(0.15)	0.19	2.45	(2.11)
Total from investment operations	1.69	(0.47)	0.08	0.54	2.62	(2.09)
Less distributions:
From net investment income	(0.14)	(0.32)	(0.26)	(0.24)	(0.19)	(0.02)
From net realized gain on investments	—	—	(0.12)	—	—	—
Return of capital	—	(0.02)	—	—	—	(0.01)
Total distributions	(0.14)	(0.34)	(0.38)	(0.24)	(0.19)	(0.03)
Net asset value at end of period	$13.56	$12.01	$12.82	$13.12	$12.82	$10.39
Total investment return (b)	14.17%	(3.65)%	0.78%	4.23%	25.50%	(16.65)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%††	2.47%	1.80%	2.63%	1.47%	0.85%††
Net expenses (c)	0.92%††	0.92%(d)	0.89%	0.91%	0.95%	0.95%††
Expenses (before waiver/reimbursement) (c)	0.92%††	0.92%(d)	0.89%	0.91%	1.02%	1.13%††
Portfolio turnover rate	42%	47%	43%	32%	51%	49%
Net assets at end of period (in 000's)	$5,702	$771	$878	$10,541	$350	$21

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 16, 2013
Investor Class	February 24, 2020
Class C	February 28, 2019
Class I	June 28, 2013
Class R6	February 24, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

14	NYLI CBRE Global Infrastructure Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
15

Notes to Financial Statements (Unaudited) (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

16	NYLI CBRE Global Infrastructure Fund

(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Fund may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure
17

Notes to Financial Statements (Unaudited) (continued)
standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.85% on assets up to $3 billion and 0.84% on assets over $3 billion. During the six-month period ended October 31, 2024, the effective management fee rate was 0.85% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $3,693,167 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $225,300 and paid the Subadvisor fees in the amount of $1,733,910.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C

18	NYLI CBRE Global Infrastructure Fund

shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended October 31, 2024, were $6,870 and $55, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended October 31, 2024, of $320.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$40,864	$—
Investor Class	1,885	—
Class C	13,144	—
Class I	407,985	—
Class R6	43	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$30,222	0.5%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$826,684,472	$75,655,971	$(32,852,417)	$42,803,554
As of April 30, 2024, for federal income tax purposes, capital loss carryforwards of $280,207,183 is limited to $405,362 on an annual basis to offset any net realized capital gains. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Total Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$162,526	$117,681
During the year ended April 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$33,633,977
Return of Capital	1,989,234
Total	$35,623,211
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
19

Notes to Financial Statements (Unaudited) (continued)
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $359,295 and $410,840, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2024 and the year ended April 30, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	404,894	$5,310,140
Shares issued to shareholders in reinvestment of distributions	52,938	675,800
Shares redeemed	(772,820)	(9,977,316)
Net increase (decrease) in shares outstanding before conversion	(314,988)	(3,991,376)
Shares converted into Class A (See Note 1)	10,469	140,184
Shares converted from Class A (See Note 1)	(81,467)	(1,028,031)
Net increase (decrease)	(385,986)	$(4,879,223)
Year ended April 30, 2024:
Shares sold	1,157,135	$13,974,446
Shares issued to shareholders in reinvestment of distributions	170,238	2,047,863
Shares redeemed	(2,923,713)	(34,788,721)
Net increase (decrease) in shares outstanding before conversion	(1,596,340)	(18,766,412)
Shares converted into Class A (See Note 1)	15,014	182,981
Shares converted from Class A (See Note 1)	(181,170)	(2,128,345)
Net increase (decrease)	(1,762,496)	$(20,711,776)

20	NYLI CBRE Global Infrastructure Fund

Investor Class	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	921	$11,717
Shares issued to shareholders in reinvestment of distributions	1,278	16,251
Shares redeemed	(11,059)	(141,676)
Net increase (decrease) in shares outstanding before conversion	(8,860)	(113,708)
Shares converted into Investor Class (See Note 1)	1,290	16,635
Shares converted from Investor Class (See Note 1)	(7,210)	(96,901)
Net increase (decrease)	(14,780)	$(193,974)
Year ended April 30, 2024:
Shares sold	8,414	$101,043
Shares issued to shareholders in reinvestment of distributions	3,899	46,883
Shares redeemed	(39,443)	(477,960)
Net increase (decrease) in shares outstanding before conversion	(27,130)	(330,034)
Shares converted into Investor Class (See Note 1)	7,269	88,270
Shares converted from Investor Class (See Note 1)	(10,231)	(124,787)
Net increase (decrease)	(30,092)	$(366,551)

Class C	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	24,668	$319,256
Shares issued to shareholders in reinvestment of distributions	5,476	68,679
Shares redeemed	(151,978)	(1,963,774)
Net increase (decrease) in shares outstanding before conversion	(121,834)	(1,575,839)
Shares converted from Class C (See Note 1)	(1,297)	(16,635)
Net increase (decrease)	(123,131)	$(1,592,474)
Year ended April 30, 2024:
Shares sold	90,829	$1,096,946
Shares issued to shareholders in reinvestment of distributions	22,323	268,172
Shares redeemed	(622,121)	(7,388,629)
Net increase (decrease) in shares outstanding before conversion	(508,969)	(6,023,511)
Shares converted from Class C (See Note 1)	(8,083)	(97,556)
Net increase (decrease)	(517,052)	$(6,121,067)

Class I	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	10,022,186	$129,828,943
Shares issued to shareholders in reinvestment of distributions	576,079	7,372,828
Shares redeemed	(13,711,353)	(177,399,240)
Net increase (decrease) in shares outstanding before conversion	(3,113,088)	(40,197,469)
Shares converted into Class I (See Note 1)	81,378	1,028,031
Shares converted from Class I (See Note 1)	(3,262)	(43,283)
Net increase (decrease)	(3,034,972)	$(39,212,721)
Year ended April 30, 2024:
Shares sold	26,467,321	$317,616,803
Shares issued to shareholders in reinvestment of distributions	2,158,898	25,925,416
Shares redeemed	(123,587,468)	(1,479,515,568)
Net increase (decrease) in shares outstanding before conversion	(94,961,249)	(1,135,973,349)
Shares converted into Class I (See Note 1)	180,895	2,128,345
Shares converted from Class I (See Note 1)	(4,017)	(48,908)
Net increase (decrease)	(94,784,371)	$(1,133,893,912)

Class R6	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	366,022	$4,901,708
Shares issued to shareholders in reinvestment of distributions	1,708	22,785
Shares redeemed	(11,481)	(147,947)
Net increase (decrease)	356,249	$4,776,546
Year ended April 30, 2024:
Shares sold	17,854	$211,250
Shares issued to shareholders in reinvestment of distributions	1,549	18,683
Shares redeemed	(23,714)	(284,034)
Net increase (decrease)	(4,311)	$(54,101)

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
22

NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  October 31, 2024

Portfolio of Investments October 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Community Shopping Centers 7.8%
Brixmor Property Group, Inc.	288,632	$ 7,778,632
Federal Realty Investment Trust	56,165	6,225,329
Kite Realty Group Trust	122,481	3,144,087
Regency Centers Corp.	67,323	4,809,555
Retail Opportunity Investments Corp.	74,004	1,147,062
		23,104,665
Enclosed Malls 5.6%
Macerich Co. (The)	70,879	1,325,437
Simon Property Group, Inc.	90,206	15,255,639
		16,581,076
Healthcare Facilities 9.3%
American Healthcare REIT, Inc.	104,365	2,776,109
Healthpeak Properties, Inc.	325,459	7,306,555
Welltower, Inc.	127,484	17,195,042
		27,277,706
Hotels 2.2%
Hyatt Hotels Corp., Class A	24,028	3,494,873
Sunstone Hotel Investors, Inc.	284,606	2,871,674
		6,366,547
Industrial Properties 10.2%
Americold Realty Trust, Inc.	292,146	7,502,309
Lineage, Inc.	33,267	2,463,089
Prologis, Inc.	87,225	9,851,191
Rexford Industrial Realty, Inc.	234,593	10,061,694
		29,878,283
Net Lease Properties 18.3%
Agree Realty Corp.	67,744	5,029,992
Broadstone Net Lease, Inc.	129,793	2,283,059
Four Corners Property Trust, Inc.	50,456	1,390,567
FrontView REIT, Inc. (a)	117,239	2,187,680
Getty Realty Corp.	69,370	2,177,524
Iron Mountain, Inc.	64,599	7,992,834
NETSTREIT Corp. (b)	112,452	1,743,006
Realty Income Corp.	349,285	20,737,051
VICI Properties, Inc.	324,337	10,300,943
		53,842,656
Office Buildings 3.2%
COPT Defense Properties	107,104	3,448,749
Cousins Properties, Inc.	118,774	3,638,048
Empire State Realty Trust, Inc., Class A	210,697	2,233,388
		9,320,185
	Shares	Value

Residential 13.5%
Camden Property Trust	34,456	$ 3,989,660
Elme Communities	82,071	1,384,538
Equity Residential	71,852	5,056,225
Independence Realty Trust, Inc.	78,675	1,543,604
Invitation Homes, Inc.	330,186	10,371,142
Sun Communities, Inc.	94,468	12,534,014
UDR, Inc.	78,536	3,313,434
Veris Residential, Inc.	86,032	1,416,947
		39,609,564
Self Storage Property 6.2%
CubeSmart	238,705	11,419,647
Extra Space Storage, Inc.	29,670	4,845,111
Public Storage	6,404	2,107,300
		18,372,058
Technology Datacenters 10.8%
Digital Realty Trust, Inc.	12,314	2,194,724
Equinix, Inc.	32,697	29,691,492
		31,886,216
Technology Towers 12.0%
American Tower Corp.	116,024	24,775,765
SBA Communications Corp.	46,246	10,612,070
		35,387,835
Timber 0.6%
Weyerhaeuser Co.	56,524	1,761,288
Total Common Stocks (Cost $245,395,372)		293,388,079
Short-Term Investments 1.0%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	1,150,170	1,150,170
Unaffiliated Investment Companies 0.6%
BlackRock Liquidity FedFund, 4.859% (c)(d)	1,000,000	1,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Companies (continued)
Invesco Government & Agency Portfolio, 4.855% (c)(d)	808,851	$ 808,851
		1,808,851
Total Short-Term Investments (Cost $2,959,021)		2,959,021
Total Investments (Cost $248,354,393)	100.7%	296,347,100
Other Assets, Less Liabilities	(0.7)	(2,188,922)
Net Assets	100.0%	$ 294,158,178

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $1,741,441. The Fund received cash collateral with a value of $1,808,851. (See Note 2(H))
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,748	$ 30,845	$ (31,443)	$ —	$ —	$ 1,150	$ 35	$ —	1,150
Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Real Estate Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 293,388,079	$ —	$ —	$ 293,388,079
Short-Term Investments
Affiliated Investment Company	1,150,170	—	—	1,150,170
Unaffiliated Investment Companies	1,808,851	—	—	1,808,851
Total Short-Term Investments	2,959,021	—	—	2,959,021
Total Investments in Securities	$ 296,347,100	$ —	$ —	$ 296,347,100

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $247,204,223) including securities on loan of $1,741,441	$295,196,930
Investment in affiliated investment companies, at value (identified cost $1,150,170)	1,150,170
Receivables:
Fund shares sold	222,998
Dividends	29,685
Securities lending	1,184
Other assets	38,332
Total assets	296,639,299
Liabilities
Cash collateral received for securities on loan	1,808,851
Due to custodian	5,679
Payables:
Fund shares redeemed	240,566
Transfer agent (See Note 3)	168,189
Manager (See Note 3)	136,294
Professional fees	55,449
NYLIFE Distributors (See Note 3)	29,541
Shareholder communication	27,984
Custodian	4,850
Trustees	86
Accrued expenses	3,632
Total liabilities	2,481,121
Net assets	$294,158,178
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$29,829
Additional paid-in-capital	271,922,984
271,952,813
Total distributable earnings (loss)	22,205,365
Net assets	$294,158,178
Class A
Net assets applicable to outstanding shares	$125,614,423
Shares of beneficial interest outstanding	14,529,943
Net asset value per share outstanding	$8.65
Maximum sales charge (5.50% of offering price)	0.50
Maximum offering price per share outstanding	$9.15
Investor Class
Net assets applicable to outstanding shares	$205,975
Shares of beneficial interest outstanding	23,863
Net asset value per share outstanding	$8.63
Maximum sales charge (5.00% of offering price)	0.45
Maximum offering price per share outstanding	$9.08
Class C
Net assets applicable to outstanding shares	$2,202,496
Shares of beneficial interest outstanding	214,220
Net asset value and offering price per share outstanding	$10.28
Class I
Net assets applicable to outstanding shares	$146,116,266
Shares of beneficial interest outstanding	13,246,156
Net asset value and offering price per share outstanding	$11.03
Class R6
Net assets applicable to outstanding shares	$20,019,018
Shares of beneficial interest outstanding	1,814,606
Net asset value and offering price per share outstanding	$11.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Real Estate Fund

Statement of Operations for the six months ended October 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,138)	$5,201,012
Dividends-affiliated	34,950
Securities lending, net	3,869
Total income	5,239,831
Expenses
Manager (See Note 3)	1,090,182
Transfer agent (See Note 3)	421,991
Distribution/Service—Class A (See Note 3)	157,471
Distribution/Service—Investor Class (See Note 3)	248
Distribution/Service—Class C (See Note 3)	12,035
Professional fees	61,116
Registration	40,854
Custodian	13,065
Shareholder communication	10,269
Trustees	3,181
Miscellaneous	8,242
Total expenses before waiver/reimbursement	1,818,654
Expense waiver/reimbursement from Manager (See Note 3)	(386,635)
Net expenses	1,432,019
Net investment income (loss)	3,807,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,385,886
Foreign currency transactions	(1,652)
Net realized gain (loss)	7,384,234
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	34,605,663
Translation of other assets and liabilities in foreign currencies	9,223
Net change in unrealized appreciation (depreciation)	34,614,886
Net realized and unrealized gain (loss)	41,999,120
Net increase (decrease) in net assets resulting from operations	$45,806,932
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended October 31, 2024 (Unaudited) and the year ended April 30, 2024
	Six months ended October 31, 2024	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,807,812	$6,779,898
Net realized gain (loss)	7,384,234	(3,277,838)
Net change in unrealized appreciation (depreciation)	34,614,886	(7,943,327)
Net increase (decrease) in net assets resulting from operations	45,806,932	(4,441,267)
Distributions to shareholders:
Class A	(1,348,306)	(3,667,616)
Investor Class	(2,095)	(5,827)
Class C	(11,727)	(55,598)
Class I	(1,394,549)	(3,313,443)
Class R3(a)	—	(33,448)
Class R6	(194,337)	(432,409)
	(2,951,014)	(7,508,341)
Distributions to shareholders from return of capital:
Class A	—	(646,620)
Investor Class	—	(1,027)
Class C	—	(9,802)
Class I	—	(584,177)
Class R3(a)	—	(5,897)
Class R6	—	(76,236)
	—	(1,323,759)
Total distributions to shareholders	(2,951,014)	(8,832,100)
Capital share transactions:
Net proceeds from sales of shares	19,557,053	63,622,671
Net asset value of shares issued to shareholders in reinvestment of distributions	2,671,360	8,053,181
Cost of shares redeemed	(34,699,557)	(103,337,970)
Increase (decrease) in net assets derived from capital share transactions	(12,471,144)	(31,662,118)
Net increase (decrease) in net assets	30,384,774	(44,935,485)
Net Assets
Beginning of period	263,773,404	308,708,889
End of period	$294,158,178	$263,773,404

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,				June 1 2019 through April 30, 2020#	Year Ended May 31,
Class A		2024	2023	2022	2021		2019
Net asset value at beginning of period	$7.43	$7.81	$13.38	$12.20	$8.97	$12.32	$14.43
Net investment income (loss) (a)	0.10	0.17	0.18	0.13	0.16	0.18	0.21
Net realized and unrealized gain (loss)	1.21	(0.29)	(2.45)	1.47	3.59	(1.52)	1.29
Total from investment operations	1.31	(0.12)	(2.27)	1.60	3.75	(1.34)	1.50
Less distributions:
From net investment income	(0.09)	(0.22)	(0.39)	(0.24)	(0.20)	(0.26)	(0.21)
From net realized gain on investments	—	—	(2.85)	(0.18)	—	(1.32)	(3.40)
Return of capital	—	(0.04)	(0.06)	—	(0.32)	(0.43)	—
Total distributions	(0.09)	(0.26)	(3.30)	(0.42)	(0.52)	(2.01)	(3.61)
Net asset value at end of period	$8.65	$7.43	$7.81	$13.38	$12.20	$8.97	$12.32
Total investment return (b)	17.67%	(1.56)%	(16.94)%	13.06%	42.72%	(13.80)%	12.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.43%††	2.21%	1.79%	0.96%	1.64%	1.69%††	1.58%
Net expenses	1.18%††(c)	1.18%(c)	1.18%(c)	1.18%(c)	1.18%(c)	1.17%†† (c)(d)	1.24%
Expenses (before waiver/reimbursement)	1.41%††(c)	1.43%(c)	1.35%(c)	1.30%(c)	1.45%(c)	1.36%†† (c)(d)	1.31%
Portfolio turnover rate	48%	78%	65%	70%	93%	88%	82%
Net assets at end of period (in 000's)	$125,614	$115,013	$137,276	$193,441	$177,328	$149,970	$89,037

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,				February 24, 2020^ through April 30, 2020
Investor Class		2024	2023	2022	2021
Net asset value at beginning of period	$7.42	$7.80	$13.39	$12.19	$8.97	$12.17
Net investment income (loss) (a)	0.10	0.17	0.18	0.13	0.15	(0.04)
Net realized and unrealized gain (loss)	1.20	(0.29)	(2.46)	1.48	3.58	(3.10)
Total from investment operations	1.30	(0.12)	(2.28)	1.61	3.73	(3.14)
Less distributions:
From net investment income	(0.09)	(0.22)	(0.40)	(0.23)	(0.20)	(0.06)
From net realized gain on investments	—	—	(2.85)	(0.18)	—	—
Return of capital	—	(0.04)	(0.06)	—	(0.31)	—
Total distributions	(0.09)	(0.26)	(3.31)	(0.41)	(0.51)	(0.06)
Net asset value at end of period	$8.63	$7.42	$7.80	$13.39	$12.19	$8.97
Total investment return (b)	17.54%	(1.61)%	(17.00)%	13.15%	42.41%	(25.74)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.38%††	2.17%	1.82%	0.98%	1.53%	(2.55)%††
Net expenses (c)	1.24%††	1.24%	1.21%	1.15%	1.26%	1.35%††
Expenses (before waiver/reimbursement) (c)	1.34%††	1.34%	1.29%	1.26%	1.34%	1.56%††
Portfolio turnover rate	48%	78%	65%	70%	93%	88%
Net assets at end of period (in 000's)	$206	$178	$195	$227	$157	$103

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,				June 1 2019 through April 30, 2020#	Year Ended May 31,
Class C		2024	2023	2022	2021		2019
Net asset value at beginning of period	$8.82	$9.21	$15.05	$13.66	$9.96	$13.47	$15.44
Net investment income (loss)	0.08(a)	0.13(a)	0.12(a)	0.03(a)	0.07(a)	0.11(a)	0.11
Net realized and unrealized gain (loss)	1.43	(0.34)	(2.76)	1.66	4.02	(1.71)	1.42
Total from investment operations	1.51	(0.21)	(2.64)	1.69	4.09	(1.60)	1.53
Less distributions:
From net investment income	(0.05)	(0.15)	(0.30)	(0.12)	(0.15)	(0.18)	(0.10)
From net realized gain on investments	—	—	(2.85)	(0.18)	—	(1.32)	(3.40)
Return of capital	—	(0.03)	(0.05)	—	(0.24)	(0.41)	—
Total distributions	(0.05)	(0.18)	(3.20)	(0.30)	(0.39)	(1.91)	(3.50)
Net asset value at end of period	$10.28	$8.82	$9.21	$15.05	$13.66	$9.96	$13.47
Total investment return (b)	17.13%	(2.27)%	(17.58)%	12.27%	41.65%	(14.44)%	11.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%††	1.43%	1.04%	0.22%	0.66%	1.00%††	0.85%
Net expenses	1.93%††(c)	1.93%(c)	1.93%(c)	1.91%(c)	1.93%(c)	1.92%†† (c)(d)	1.99%
Expenses (before waiver/reimbursement)	2.09%††(c)	2.09%(c)	2.04%(c)	2.01%(c)	2.09%(c)	2.13%†† (c)(d)	2.06%
Portfolio turnover rate	48%	78%	65%	70%	93%	88%	82%
Net assets at end of period (in 000's)	$2,202	$2,290	$3,963	$7,220	$10,202	$20,942	$11,216

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,				June 1 2019 through April 30, 2020#	Year Ended May 31,
Class I		2024	2023	2022	2021		2019
Net asset value at beginning of period	$9.46	$9.86	$15.85	$14.37	$10.49	$14.08	$15.99
Net investment income (loss) (a)	0.15	0.25	0.26	0.21	0.22	0.24	0.30
Net realized and unrealized gain (loss)	1.53	(0.36)	(2.91)	1.74	4.22	(1.79)	1.45
Total from investment operations	1.68	(0.11)	(2.65)	1.95	4.44	(1.55)	1.75
Less distributions:
From net investment income	(0.11)	(0.25)	(0.43)	(0.29)	(0.22)	(0.28)	(0.26)
From net realized gain on investments	—	—	(2.85)	(0.18)	—	(1.32)	(3.40)
Return of capital	—	(0.04)	(0.06)	—	(0.34)	(0.44)	—
Total distributions	(0.11)	(0.29)	(3.34)	(0.47)	(0.56)	(2.04)	(3.66)
Net asset value at end of period	$11.03	$9.46	$9.86	$15.85	$14.37	$10.49	$14.08
Total investment return (b)	17.74%	(1.16)%	(16.68)%	13.51%	43.19%	(13.54)%	13.08%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.77%††	2.55%	2.13%	1.32%	1.92%	2.01%††	1.95%
Net expenses	0.83%††(c)	0.83%(c)	0.83%(c)	0.83%(c)	0.83%(c)	0.84%†† (c)(d)	0.91%
Expenses (before waiver/reimbursement)	1.15%††(c)	1.18%(c)	1.10%(c)	1.05%(c)	1.20%(c)	1.04%†† (c)(d)	0.97%
Portfolio turnover rate	48%	78%	65%	70%	93%	88%	82%
Net assets at end of period (in 000's)	$146,116	$129,632	$148,962	$241,719	$202,597	$232,730	$166,056

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Six months ended October 31, 2024*	Year Ended April 30,				June 1 2019 through April 30, 2020#	Year Ended May 31,
Class R6		2024	2023	2022	2021		2019
Net asset value at beginning of period	$9.46	$9.87	$15.85	$14.37	$10.49	$14.09	$15.99
Net investment income (loss)	0.15(a)	0.26(a)	0.27(a)	0.22(a)	0.09(a)	0.26(a)	0.32
Net realized and unrealized gain (loss)	1.53	(0.37)	(2.90)	1.74	4.36	(1.80)	1.45
Total from investment operations	1.68	(0.11)	(2.63)	1.96	4.45	(1.54)	1.77
Less distributions:
From net investment income	(0.11)	(0.26)	(0.44)	(0.30)	(0.22)	(0.30)	(0.27)
From net realized gain on investments	—	—	(2.85)	(0.18)	—	(1.32)	(3.40)
Return of capital	—	(0.04)	(0.06)	—	(0.35)	(0.44)	—
Total distributions	(0.11)	(0.30)	(3.35)	(0.48)	(0.57)	(2.06)	(3.67)
Net asset value at end of period	$11.03	$9.46	$9.87	$15.85	$14.37	$10.49	$14.09
Total investment return (b)	17.79%	(1.17)%	(16.52)%	13.61%	43.35%	(13.53)%	13.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.86%††	2.66%	2.23%	1.40%	0.80%	2.06%††	2.05%
Net expenses	0.74%††(c)	0.74%(c)	0.74%(c)	0.74%(c)	0.74%(c)	0.76%†† (c)(d)	0.83%
Expenses (before waiver/reimbursement)	0.85%††(c)	0.85%(c)	0.82%(c)	0.84%(c)	0.84%(c)	0.88%†† (c)(d)	0.89%
Portfolio turnover rate	48%	78%	65%	70%	93%	88%	82%
Net assets at end of period (in 000's)	$20,019	$16,661	$16,802	$22,058	$15,574	$56,250	$79,327

*	Unaudited.
#	The Fund changed its fiscal year end from May 31 to April 30.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund) (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 20, 2002
Investor Class	February 24, 2020
Class C	January 17, 2003
Class I	December 31, 1996
Class R6	July 3, 2014
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund’s prospectus, Class A shares may convert automatically to Investor Class shares and Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions. See Note 9 for additional information. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

14	NYLI CBRE Real Estate Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter
15

Notes to Financial Statements (Unaudited) (continued)
assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

16	NYLI CBRE Real Estate Fund

(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Real Estate Investments.  The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and thereby may be subject to the risks of default.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.18%; Investor Class, 1.35%; Class C, 1.93%; Class I, 0.83% and Class R6, 0.74%. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,090,182 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $386,635 and paid the Subadvisor fees in the amount of $351,760.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations.
17

Notes to Financial Statements (Unaudited) (continued)
For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended October 31, 2024, were $1,712 and $2, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended October 31, 2024, of $12 and $97, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$195,997	$—
Investor Class	243	—
Class C	2,960	—
Class I	222,411	—
Class R6	380	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$253,976,014	$46,913,819	$(4,542,733)	$42,371,086
As of April 30, 2024, for federal income tax purposes, capital loss carryforwards of $28,318,073, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$17,749	$10,569

18	NYLI CBRE Real Estate Fund

During the year ended April 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$7,508,341
Return of Capital	1,323,759
Total	$8,832,100
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $137,880 and $149,069, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended October 31, 2024 and the year ended April 30, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	308,232	$2,576,504
Shares issued to shareholders in reinvestment of distributions	148,592	1,253,083
Shares redeemed	(1,405,408)	(11,757,408)
Net increase (decrease) in shares outstanding before conversion	(948,584)	(7,927,821)
Shares converted into Class A (See Note 1)	10,624	89,911
Shares converted from Class A (See Note 1)	(6,288)	(51,433)
Net increase (decrease)	(944,248)	$(7,889,343)
Year ended April 30, 2024:
Shares sold	1,280,902	$9,848,661
Shares issued to shareholders in reinvestment of distributions	525,545	4,002,128
Shares redeemed	(3,892,309)	(29,981,256)
Net increase (decrease) in shares outstanding before conversion	(2,085,862)	(16,130,467)
Shares converted into Class A (See Note 1)	11,137	84,869
Shares converted from Class A (See Note 1)	(20,433)	(156,561)
Net increase (decrease)	(2,095,158)	$(16,202,159)

19

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	491	$4,285
Shares issued to shareholders in reinvestment of distributions	249	2,095
Shares redeemed	(1,025)	(8,522)
Net increase (decrease) in shares outstanding before conversion	(285)	(2,142)
Shares converted into Investor Class (See Note 1)	279	2,185
Shares converted from Investor Class (See Note 1)	(96)	(727)
Net increase (decrease)	(102)	$(684)
Year ended April 30, 2024:
Shares sold	7,891	$60,494
Shares issued to shareholders in reinvestment of distributions	902	6,854
Shares redeemed	(6,138)	(47,196)
Net increase (decrease) in shares outstanding before conversion	2,655	20,152
Shares converted into Investor Class (See Note 1)	745	5,828
Shares converted from Investor Class (See Note 1)	(4,474)	(35,148)
Net increase (decrease)	(1,074)	$(9,168)

Class C	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	7,600	$74,599
Shares issued to shareholders in reinvestment of distributions	1,143	11,437
Shares redeemed	(51,339)	(515,090)
Net increase (decrease) in shares outstanding before conversion	(42,596)	(429,054)
Shares converted from Class C (See Note 1)	(2,738)	(26,192)
Net increase (decrease)	(45,334)	$(455,246)
Year ended April 30, 2024:
Shares sold	64,963	$589,824
Shares issued to shareholders in reinvestment of distributions	7,122	64,200
Shares redeemed	(238,149)	(2,205,066)
Net increase (decrease) in shares outstanding before conversion	(166,064)	(1,551,042)
Shares converted from Class C (See Note 1)	(4,507)	(41,345)
Net increase (decrease)	(170,571)	$(1,592,387)

Class I	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	1,329,380	$14,289,206
Shares issued to shareholders in reinvestment of distributions	115,182	1,238,034
Shares redeemed	(1,903,411)	(20,249,625)
Net increase (decrease) in shares outstanding before conversion	(458,849)	(4,722,385)
Shares converted into Class I (See Note 1)	4,936	51,433
Shares converted from Class I (See Note 1)	(5,924)	(65,177)
Net increase (decrease)	(459,837)	$(4,736,129)
Year ended April 30, 2024:
Shares sold	4,935,599	$48,758,362
Shares issued to shareholders in reinvestment of distributions	363,476	3,508,103
Shares redeemed	(6,709,439)	(65,291,536)
Net increase (decrease) in shares outstanding before conversion	(1,410,364)	(13,025,071)
Shares converted into Class I (See Note 1)	16,420	159,335
Shares converted from Class I (See Note 1)	(1,937)	(16,978)
Net increase (decrease)	(1,395,881)	$(12,882,714)

Class R3(a)	Shares	Amount
Year ended April 30, 2024:
Shares sold	10,023	$75,169
Shares issued to shareholders in reinvestment of distributions	4,887	36,502
Shares redeemed	(210,661)	(1,644,291)
Net increase (decrease)	(195,751)	$(1,532,620)

Class R6	Shares	Amount
Six-month period ended October 31, 2024:
Shares sold	242,676	$2,612,459
Shares issued to shareholders in reinvestment of distributions	15,455	166,711
Shares redeemed	(204,962)	(2,168,912)
Net increase (decrease)	53,169	$610,258
Year ended April 30, 2024:
Shares sold	436,317	$4,290,161
Shares issued to shareholders in reinvestment of distributions	45,033	435,394
Shares redeemed	(423,130)	(4,168,625)
Net increase (decrease)	58,220	$556,930

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager

20	NYLI CBRE Real Estate Fund

for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	January 7, 2025

By:	/s/ Jack Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	January 7, 2025